UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Strategic Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Class A	1.01%
Actual		$ 1,000.00	$ 1,027.40	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06
Class T	1.00%
Actual		$ 1,000.00	$ 1,027.40	$ 5.03
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class B	1.71%
Actual		$ 1,000.00	$ 1,023.70	$ 8.58
HypotheticalA		$ 1,000.00	$ 1,016.31	$ 8.55
Class C	1.75%
Actual		$ 1,000.00	$ 1,023.70	$ 8.78
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,028.30	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Top Five Holdings as of June 30, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.8	17.9
Fannie Mae	3.3	2.8
Argentine Republic	2.4	2.4
Japan Government	2.4	2.3
Canadian Government	2.2	2.3
	28.1
Top Five Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	8.3	10.5
Telecommunication Services	7.7	7.0
Financials	7.2	8.0
Energy	5.5	4.4
Materials	4.3	5.0
Quality Diversification (% of fund's net assets)
As of June 30, 2010 *	As of December 31, 2009 **
U.S. Government and U.S. Government Agency Obligations † 27.6%	U.S. Government and U.S. Government Agency Obligations † 27.0%
AAA,AA,A 12.6%	AAA,AA,A 13.9%
BBB 3.8%	BBB 4.7%
BB 13.1%	BB 11.5%
B 22.4%	B 20.0%
CCC,CC,C 9.1%	CCC,CC,C 12.0%
D 0.0%	D 0.5%
Not Rated 4.8%	Not Rated 4.2%
Equities 1.2%	Equities 0.7%
Short-Term Investments and Net Other Assets 5.4%	Short-Term Investments and Net Other Assets 5.5%

† Includes FDIC Guaranteed Corporate Securities

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of June 30, 2010 *		As of December 31, 2009 **
	Preferred Securities 0.6%		Preferred Securities 0.6%
	Corporate Bonds 34.5%		Corporate Bonds 36.0%
	U.S. Government and U.S. Government Agency Obligations † 27.6%		U.S. Government and U.S. Government Agency Obligations † 27.0%
	Foreign Government & Government Agency Obligations 22.0%		Foreign Government & Government Agency Obligations 19.0%
	Floating Rate Loans 8.3%		Floating Rate Loans 10.4%
	Stocks 1.2%		Stocks 0.7%
	Other Investments 0.4%		Other Investments 0.8%
	Short-Term Investments and Net Other Assets 5.4%		Short-Term Investments and Net Other Assets 5.5%
* Foreign investments	33.4%	** Foreign investments	32.6%
* Swap	(0.1%)	** Swaps	0.1%
† Includes FDIC Guaranteed Corporate Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 34.3%
		Principal Amount (000s)(c)	Value (000s)
Convertible Bonds - 1.2%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.2%
TRW Automotive, Inc. 3.5% 12/1/15 (f)		$ 11,836	$ 13,636
ENERGY - 0.6%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		2,640	2,285
Oil, Gas & Consumable Fuels - 0.6%
Alpha Natural Resources, Inc. 2.375% 4/15/15		16,660	16,828
Chesapeake Energy Corp. 2.5% 5/15/37		16,670	13,089
Massey Energy Co. 3.25% 8/1/15		27,690	22,844
			52,761
TOTAL ENERGY			55,046
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
5.75% 8/15/12		393	386
6% 5/1/15		6,045	5,735
			6,121
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12		29,220	27,576
TOTAL CONVERTIBLE BONDS			102,379
Nonconvertible Bonds - 33.1%
CONSUMER DISCRETIONARY - 4.7%
Auto Components - 0.4%
Affinia Group, Inc.:
9% 11/30/14		2,950	2,950
10.75% 8/15/16 (f)		760	828
Cooper-Standard Automotive, Inc. 8.5% 5/1/18 (f)		1,775	1,779
Lear Corp.:
7.875% 3/15/18		1,380	1,377
8.125% 3/15/20		1,530	1,530
RSC Equipment Rental, Inc. 10% 7/15/17 (f)		2,610	2,799
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Tenneco, Inc.:
8.125% 11/15/15		$ 1,185	$ 1,191
8.625% 11/15/14		11,065	11,120
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		4,795	5,191
TRW Automotive, Inc.:
7% 3/15/14 (f)		335	332
7.25% 3/15/17 (f)		240	233
8.875% 12/1/17 (f)		1,550	1,589
			30,919
Automobiles - 0.1%
General Motors Corp.:
6.75% 5/1/28 (b)		9,670	2,659
7.7% 4/15/16 (b)		5,999	1,770
			4,429
Diversified Consumer Services - 0.0%
Mac-Gray Corp. 7.625% 8/15/15		680	655
Hotels, Restaurants & Leisure - 1.0%
GWR Operating Partnership LLP 10.875% 4/1/17 (f)		4,365	4,321
Harrah's Escrow Corp. 12.75% 4/15/18 (f)		7,620	7,220
Harrah's Operating Co., Inc. 11.25% 6/1/17		5,650	5,933
Landry's Restaurants, Inc. 11.625% 12/1/15		1,385	1,451
MCE Finance Ltd. 10.25% 5/15/18 (f)		9,695	10,180
MGM Mirage, Inc.:
5.875% 2/27/14		3,890	3,093
6.625% 7/15/15		12,399	9,671
6.75% 4/1/13		2,220	1,943
6.875% 4/1/16		4,440	3,441
7.5% 6/1/16		7,720	6,099
7.625% 1/15/17		5,785	4,512
9% 3/15/20 (f)		3,485	3,572
10.375% 5/15/14		1,535	1,669
11.125% 11/15/17		565	623
Mohegan Tribal Gaming Authority:
6.875% 2/15/15		3,533	2,508
11.5% 11/1/17 (f)		7,050	7,226
Scientific Games Corp. 6.25% 12/15/12		660	650
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		1,540	1,232
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Speedway Motorsports, Inc. 6.75% 6/1/13		$ 3,495	$ 3,486
Station Casinos, Inc.:
6% 4/1/12 (b)		9,620	571
6.5% 2/1/14 (b)		11,643	15
6.625% 3/15/18 (b)		11,970	15
6.875% 3/1/16 (b)		12,803	16
7.75% 8/15/16 (b)		14,415	910
Town Sports International Holdings, Inc. 11% 2/1/14		3,328	3,028
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15 (f)		3,030	3,045
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (b)		575	259
12.75% 1/15/13 (b)		1,070	1
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		1,052	573
			87,263
Household Durables - 0.2%
Controladora Mabe SA CV 7.875% 10/28/19 (f)		3,020	3,171
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16		6,165	6,165
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		6,915	7,192
Sealy Mattress Co. 10.875% 4/15/16 (f)		1,508	1,674
			18,202
Leisure Equipment & Products - 0.0%
Easton-Bell Sports, Inc. 9.75% 12/1/16 (f)		1,505	1,561
Media - 2.6%
AMC Entertainment, Inc. 11% 2/1/16		8,060	8,423
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		5,145	5,454
CanWest Media, Inc. 8% 9/15/12 (b)		444	445
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		6,485	6,461
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		19,569	22,871
Clear Channel Communications, Inc.:
4.9% 5/15/15		2,600	1,352
5.5% 9/15/14		2,000	1,100
5.5% 12/15/16		1,890	907
5.75% 1/15/13		3,145	2,406
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Communications, Inc.: - continued
6.25% 3/15/11		$ 175	$ 168
6.875% 6/15/18		1,275	618
10.75% 8/1/16		30,415	21,291
11.75% 8/1/16 pay-in-kind (i)		4,473	2,823
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (f)		1,490	1,483
Series B 9.25% 12/15/17 (f)		5,950	5,980
EchoStar Communications Corp.:
6.625% 10/1/14		5,075	5,075
7% 10/1/13		9,095	9,368
7.125% 2/1/16		33,535	33,703
Gray Television, Inc. 10.5% 6/29/15 (f)		1,985	1,916
Interpublic Group of Companies, Inc. 10% 7/15/17		2,530	2,789
Liberty Media Corp. 8.5% 7/15/29		6,535	6,012
Livent, Inc. yankee 9.375% 10/15/04 (b)		300	0
MDC Partners, Inc. 11% 11/1/16 (f)		845	900
MediMedia USA, Inc. 11.375% 11/15/14 (f)		850	723
Net Servicos de Comunicacao SA 7.5% 1/27/20 (f)		6,090	6,349
Nielsen Finance LLC/Nielsen Finance Co.:
10% 8/1/14		3,620	3,720
11.5% 5/1/16		4,920	5,387
11.625% 2/1/14		2,535	2,776
Rainbow National Services LLC:
8.75% 9/1/12 (f)		3,280	3,280
10.375% 9/1/14 (f)		9,075	9,415
Sun Media Corp. Canada 7.625% 2/15/13		635	635
The Reader's Digest Association, Inc. 9.5% 2/15/17 (f)(i)		13,085	13,052
TL Acquisitions, Inc. 10.5% 1/15/15 (f)		24,495	22,842
Univision Communications, Inc. 12% 7/1/14 (f)		7,300	7,829
Videotron Ltd. 6.875% 1/15/14		550	553
			218,106
Multiline Retail - 0.2%
Matahari International Finance Co. BV 10.75% 8/7/12		8,425	8,815
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		6,780	6,661
			15,476
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.2%
Claire's Stores, Inc.:
9.25% 6/1/15		$ 2,775	$ 2,380
9.625% 6/1/15 pay-in-kind (i)		4,358	3,699
Michaels Stores, Inc.:
0% 11/1/16 (d)		445	395
10% 11/1/14		5,150	5,279
Sonic Automotive, Inc. 9% 3/15/18		1,970	1,980
			13,733
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co.:
7.625% 5/15/20 (f)		2,170	2,121
8.875% 4/1/16		1,650	1,708
			3,829
TOTAL CONSUMER DISCRETIONARY			394,173
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		330	342
16% 3/27/12		150	138
16% 3/27/12 (f)		4,947	4,557
			5,037
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
8.625% 3/1/15		835	681
9.375% 12/15/15		2,620	2,129
9.5% 6/15/17		3,670	2,890
			5,700
Food Products - 0.2%
Hines Nurseries, Inc. 10.25% 10/1/11 (b)		370	4
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14		5,200	5,798
Michael Foods Group, Inc. 9.75% 7/15/18 (f)		1,885	1,937
Smithfield Foods, Inc. 10% 7/15/14 (f)		5,540	6,122
			13,861
Household Products - 0.0%
Cellu Tissue Holdings, Inc. 11.5% 6/1/14		3,600	3,897
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		$ 470	$ 462
Revlon Consumer Products Corp. 9.75% 11/15/15 (f)		3,875	3,962
			4,424
TOTAL CONSUMER STAPLES			32,919
ENERGY - 4.7%
Energy Equipment & Services - 0.2%
Complete Production Services, Inc. 8% 12/15/16		2,530	2,454
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		3,970	3,613
Hercules Offshore, Inc. 10.5% 10/15/17 (f)		4,990	4,429
Pioneer Drilling Co. 9.875% 3/15/18 (f)		3,410	3,308
			13,804
Oil, Gas & Consumable Fuels - 4.5%
Adaro Indonesia PT 7.625% 10/22/19 (f)		4,115	4,177
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18		4,090	4,361
Atlas Pipeline Partners LP 8.125% 12/15/15		9,415	8,662
ATP Oil & Gas Corp. 11.875% 5/1/15 (f)		32,370	23,630
Berry Petroleum Co.:
8.25% 11/1/16		2,930	2,871
10.25% 6/1/14		2,220	2,364
Chaparral Energy, Inc. 8.5% 12/1/15		4,498	4,183
Chesapeake Energy Corp.:
6.5% 8/15/17		13,550	13,415
6.875% 11/15/20		12,030	12,135
7.25% 12/15/18		1,970	2,034
7.625% 7/15/13		11,615	12,138
9.5% 2/15/15		5,630	6,221
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)		4,560	4,423
CONSOL Energy, Inc.:
8% 4/1/17 (f)		6,470	6,696
8.25% 4/1/20 (f)		6,645	6,944
Continental Resources, Inc. 8.25% 10/1/19		885	925
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18		4,920	4,920
Denbury Resources, Inc.:
8.25% 2/15/20		3,877	4,051
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Denbury Resources, Inc.: - continued
9.75% 3/1/16		$ 1,660	$ 1,780
Drummond Co., Inc.:
7.375% 2/15/16		6,605	6,341
9% 10/15/14 (f)		8,335	8,460
DTEK Finance BV 9.5% 4/28/15 (f)		3,485	3,293
EXCO Resources, Inc. 7.25% 1/15/11		570	566
Forest Oil Corp. 8% 12/15/11		480	499
International Coal Group, Inc. 9.125% 4/1/18		920	918
InterNorth, Inc. 9.625% 3/16/06 (b)		935	0
KazMunaiGaz Finance Sub BV:
7% 5/5/20 (f)		1,950	1,952
8.375% 7/2/13 (f)		3,355	3,607
9.125% 7/2/18 (f)		3,735	4,291
11.75% 1/23/15 (f)		4,880	5,966
LINN Energy LLC 8.625% 4/15/20 (f)		9,610	9,838
Mariner Energy, Inc.:
7.5% 4/15/13		2,900	2,973
8% 5/15/17		4,870	5,326
11.75% 6/30/16		4,955	6,169
Naftogaz of Ukraine NJSC 9.5% 9/30/14		4,055	4,207
Nakilat, Inc. 6.267% 12/31/33 (Reg. S)		3,360	3,209
Newfield Exploration Co. 6.875% 2/1/20		12,875	12,457
OPTI Canada, Inc.:
7.875% 12/15/14		8,955	7,791
8.25% 12/15/14		1,360	1,190
9% 12/15/12 (f)		3,060	3,091
Pan American Energy LLC 7.875% 5/7/21 (f)		3,170	3,138
Peabody Energy Corp. 7.875% 11/1/26		5,640	5,922
Pemex Project Funding Master Trust 6.625% 6/15/35		2,870	2,952
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		1,800	1,800
8.375% 12/10/18		635	746
Petrohawk Energy Corp.:
7.875% 6/1/15		22,900	22,957
9.125% 7/15/13		10,710	11,219
Petroleos de Venezuela SA:
5.25% 4/12/17		16,000	8,560
5.375% 4/12/27		36,245	16,129
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos 6% 3/5/20 (f)		$ 2,990	$ 3,125
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		3,105	2,958
Petroleum Development Corp. 12% 2/15/18		4,390	4,533
Petroleum Export Ltd. 5.265% 6/15/11 (Reg. S)		1,114	1,114
Pioneer Natural Resources Co. 7.5% 1/15/20		8,285	8,534
Plains Exploration & Production Co. 10% 3/1/16		10,150	10,759
Quicksilver Resources, Inc. 11.75% 1/1/16		5,045	5,575
Range Resources Corp. 7.375% 7/15/13		2,190	2,212
Rosetta Resources, Inc. 9.5% 4/15/18 (f)		3,565	3,547
SandRidge Energy, Inc.:
8% 6/1/18 (f)		3,010	2,844
8.625% 4/1/15 pay-in-kind (i)		2,020	1,939
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,509
Southwestern Energy Co. 7.5% 2/1/18		2,460	2,626
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (f)		4,265	4,628
Teekay Corp. 8.5% 1/15/20		3,695	3,713
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	582
7.5% 4/1/17		7,600	8,679
7.625% 4/1/37		1,035	1,147
8% 2/1/16		1,160	1,349
8.375% 6/15/32		1,155	1,354
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		2,880	3,038
Venoco, Inc. 11.5% 10/1/17		3,335	3,402
W&T Offshore, Inc. 8.25% 6/15/14 (f)		5,300	4,770
YPF SA 10% 11/2/28		6,985	7,317
			382,751
TOTAL ENERGY			396,555
FINANCIALS - 6.0%
Capital Markets - 0.2%
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		5,755	5,690
HSBC Bank PLC 5.75% 6/27/17 (e)	GBP	1,130	1,756
Penson Worldwide, Inc. 12.5% 5/15/17 (f)		3,580	3,571
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
UBS AG Jersey Branch 4.125% 9/25/18 (i)	EUR	1,200	$ 1,458
VTB Capital SA 4.25% 2/15/16	EUR	1,000	1,229
			13,704
Commercial Banks - 1.1%
African Export-Import Bank 8.75% 11/13/14		4,020	4,261
Barclays Bank PLC 0% 3/18/13 (f)		4,245	4,193
CIT Group, Inc.:
7% 5/1/13		1,854	1,779
7% 5/1/14		2,780	2,600
7% 5/1/15		2,780	2,551
7% 5/1/16		4,634	4,205
7% 5/1/17		6,488	5,855
Development Bank of Philippines 8.375% (i)		6,055	6,418
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		23,835	23,477
Export-Import Bank of India 0.7438% 6/7/12 (i)	JPY	170,000	1,869
HSBK (Europe) B.V. 9.25% 10/16/13 (f)		7,695	8,041
Intesa Sanpaolo SpA 3.75% 11/23/16	EUR	1,850	2,258
Kazkommerts International BV 8.5% 4/16/13 (f)		4,855	4,564
KBC IFIMA NV 0.918% 12/14/15 (i)	EUR	1,200	1,333
Kiev Ukraine 8.625% 7/15/11 (Issued by UniCredit Bank AG for Kiev Ukraine)		2,910	2,895
Rabobank Nederland 4.125% 1/14/20	EUR	6,750	8,592
RSHB Capital SA 9% 6/11/14 (f)		1,535	1,723
Santander Finance Preferred SA Unipersonal 7.3% 7/29/19 (i)	GBP	2,150	3,270
US Bank NA 4.375% 2/28/17 (i)	EUR	1,600	1,939
Wells Fargo & Co. 7.98% (i)		2,035	2,076
			93,899
Consumer Finance - 1.7%
ACE Cash Express, Inc. 10.25% 10/1/14 (f)		1,420	1,157
Ford Motor Credit Co. LLC:
7% 10/1/13		5,290	5,395
7.25% 10/25/11		12,485	12,826
7.375% 2/1/11		735	749
7.5% 8/1/12		9,230	9,438
8% 6/1/14		5,120	5,261
12% 5/15/15		12,770	14,717
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
General Motors Acceptance Corp.:
6.75% 12/1/14		$ 11,870	$ 11,395
8% 11/1/31		7,330	6,742
GMAC LLC:
6% 4/1/11		1,435	1,431
6.75% 12/1/14		4,285	4,156
8% 11/1/31		70,918	65,599
			138,866
Diversified Financial Services - 2.3%
Azovstal Capital BV 9.125% 2/28/11		400	395
Bank of America Corp.:
4% 3/28/18 (i)	EUR	2,950	3,264
8% (i)		5,365	5,191
8.125% (i)		7,380	7,177
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		1,510	1,510
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	1,450	1,637
Broadgate PLC 1.4472% 10/5/25 (i)	GBP	595	675
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18 (f)		2,920	2,927
8.125% 4/30/20 (f)		6,955	7,042
City of Buenos Aires 12.5% 4/6/15 (f)		9,135	9,226
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	236	399
8.151% 12/31/30	GBP	475	871
FireKeepers Development Authority 13.875% 5/1/15 (f)		1,600	1,848
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		1,688	1,690
GMAC, Inc. 8% 3/15/20 (f)		12,000	11,850
Greene King Finance PLC Series A1, 1.11% 6/15/31 (i)	GBP	1,000	1,195
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16 (f)		17,070	16,558
8% 1/15/18 (f)		17,070	16,558
Imperial Tobacco Finance 8.375% 2/17/16	EUR	2,100	3,169
Ineos Finance PLC 9% 5/15/15 (f)		2,655	2,645
International Lease Finance Corp.:
5.625% 9/20/13		6,845	6,178
5.65% 6/1/14		8,508	7,551
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
6.375% 3/25/13		$ 4,313	$ 4,043
6.625% 11/15/13		17,827	16,401
JPMorgan Chase & Co. 6.125% 4/1/14	EUR	1,700	2,315
LBI Escrow Corp. 8% 11/1/17 (f)		7,115	7,311
Merck Financial Services GmbH 4.5% 3/24/20	EUR	5,550	7,189
NCO Group, Inc. 11.875% 11/15/14		2,185	2,087
Pontis Ltd. 6.25% 7/20/10 (f)		9,290	9,151
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		1,795	1,808
Red Arrow International Leasing PLC 8.375% 6/30/12	RUB	53,923	1,729
TMK Capital SA 10% 7/29/11		6,300	6,511
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (f)		4,285	4,472
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	700	883
UPC Germany GmbH 8.125% 12/1/17 (f)		7,210	7,066
WaMu Covered Bond Program:
3.875% 9/27/11	EUR	1,090	1,359
4.375% 5/19/14	EUR	2,250	2,889
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(i)		13,370	12,135
			196,905
Insurance - 0.3%
American International Group, Inc.:
4.25% 5/15/13		1,685	1,626
5.05% 10/1/15		2,765	2,540
5.45% 5/18/17		8,585	7,619
5.6% 10/18/16		4,760	4,346
5.85% 1/16/18		1,505	1,345
8.25% 8/15/18		5,085	5,149
AXA SA 5.25% 4/16/40 (i)	EUR	4,000	4,550
USI Holdings Corp. 4.3109% 11/15/14 (f)(i)		920	752
			27,927
Real Estate Investment Trusts - 0.1%
Omega Healthcare Investors, Inc. 7.5% 2/15/20 (f)		4,860	4,775
Real Estate Management & Development - 0.3%
CB Richard Ellis Services, Inc. 11.625% 6/15/17		6,420	7,223
Realogy Corp.:
10.5% 4/15/14		15,000	12,750
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
11.75% 4/15/14 pay-in-kind (i)		$ 4,542	$ 3,723
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (f)		845	868
Ventas Realty LP 6.5% 6/1/16		980	982
			25,546
TOTAL FINANCIALS			501,622
HEALTH CARE - 1.5%
Health Care Equipment & Supplies - 0.0%
Invacare Corp. 9.75% 2/15/15		1,530	1,645
Health Care Providers & Services - 1.3%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (f)		7,720	8,203
Capella Healthcare, Inc. 9.25% 7/1/17 (f)		3,465	3,500
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (i)		8,225	7,772
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,730
DASA Finance Corp. 8.75% 5/29/18 (f)		1,865	2,019
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	1,030
HCA, Inc.:
5.75% 3/15/14		3,377	3,141
6.25% 2/15/13		1,755	1,724
6.375% 1/15/15		1,125	1,050
6.5% 2/15/16		4,220	3,935
6.75% 7/15/13		1,750	1,715
7.25% 9/15/20		23,835	23,716
9.125% 11/15/14		7,020	7,318
9.25% 11/15/16		17,055	17,993
HealthSouth Corp. 8.125% 2/15/20		7,395	7,274
Quintiles Transnational Holdings, Inc. 9.5% 12/30/14 (f)		4,910	4,910
Rhoen-Klinikum AG 3.875% 3/11/16	EUR	1,400	1,760
Skilled Healthcare Group, Inc. 11% 1/15/14		3,652	3,762
Sun Healthcare Group, Inc. 9.125% 4/15/15		310	322
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		$ 684	$ 718
United Surgical Partners International, Inc. 8.875% 5/1/17		895	886
			104,478
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,790
Pharmaceuticals - 0.2%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16 (f)		5,775	5,631
Leiner Health Products, Inc. 11% 6/1/12 (b)		1,885	141
Mylan, Inc.:
7.625% 7/15/17 (f)		3,900	4,007
7.875% 7/15/20 (f)		7,040	7,216
Roche Holdings, Inc. 6.5% 3/4/21	EUR	1,950	3,007
			20,002
TOTAL HEALTH CARE			127,915
INDUSTRIALS - 2.5%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp.:
10.25% 2/1/15		800	616
12% 11/1/14 pay-in-kind (f)		1,433	1,428
DigitalGlobe, Inc. 10.5% 5/1/14		2,915	3,134
GeoEye, Inc. 9.625% 10/1/15 (f)		1,030	1,056
Hexcel Corp. 6.75% 2/1/15		2,350	2,303
			8,537
Airlines - 0.6%
American Airlines, Inc. equipment trust certificate 13% 8/1/16		4,802	5,283
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		5,914	6,594
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		813	756
Continental Airlines, Inc. 7.25% 11/10/19		5,065	5,394
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		16,400	164
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc.: - continued
9.5% 9/15/14 (f)		$ 1,530	$ 1,614
10% 8/15/08 (a)		1,255	13
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		8,583	8,722
8.021% 8/10/22		4,389	4,213
Northwest Airlines Corp. 10% 2/1/09 (a)		1,895	0
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		1,365	7
8.875% 6/1/06 (a)		1,355	0
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		2,211	2,128
8.028% 11/1/17		844	743
United Air Lines, Inc.:
9.875% 8/1/13 (f)		2,140	2,213
12% 11/1/13 (f)		3,415	3,577
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		8,505	9,037
			50,458
Building Products - 0.2%
Nortek, Inc. 11% 12/1/13		11,672	12,168
Commercial Services & Supplies - 0.6%
ACCO Brands Corp. 10.625% 3/15/15		595	637
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		160	160
Browning-Ferris Industries, Inc. 9.25% 5/1/21		680	843
Casella Waste Systems, Inc. 11% 7/15/14 (f)		1,510	1,631
Cenveo Corp. 10.5% 8/15/16 (f)		2,795	2,844
Garda World Security Corp. 9.75% 3/15/17 (f)		2,260	2,283
International Lease Finance Corp.:
4.75% 1/13/12		2,500	2,366
5% 9/15/12		2,715	2,508
8.625% 9/15/15 (f)		7,985	7,546
8.75% 3/15/17 (f)		11,970	11,252
Iron Mountain, Inc.:
6.625% 1/1/16		10,955	10,763
7.75% 1/15/15		4,830	4,866
The Geo Group, Inc. 7.75% 10/15/17 (f)		2,845	2,888
			50,587
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.1%
Blount, Inc. 8.875% 8/1/12		$ 1,250	$ 1,253
Odebrecht Finance Ltd. 7% 4/21/20 (f)		1,830	1,857
Odebrecht Overseas Ltd. 9.625%		1,620	1,620
			4,730
Electrical Equipment - 0.0%
General Cable Corp. 7.125% 4/1/17		680	673
Sensus Metering Systems, Inc. 8.625% 12/15/13		900	882
			1,555
Industrial Conglomerates - 0.2%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	2,400	3,051
Sequa Corp.:
11.75% 12/1/15 (f)		11,050	10,884
13.5% 12/1/15 pay-in-kind (f)		4,393	4,459
			18,394
Machinery - 0.2%
ArvinMeritor, Inc. 10.625% 3/15/18		2,115	2,226
Chart Industries, Inc. 9.125% 10/15/15		1,160	1,160
Cummins, Inc. 7.125% 3/1/28		1,870	2,082
Navistar International Corp. 8.25% 11/1/21		9,025	9,138
Terex Corp. 10.875% 6/1/16		5,025	5,402
			20,008
Marine - 0.1%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (f)		2,510	2,523
9.5% 12/15/14		5,215	5,006
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,050	1,968
			9,497
Road & Rail - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 9.625% 3/15/18 (f)		2,465	2,490
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		1,670	1,703
7.625% 12/1/13		1,700	1,738
12.5% 4/1/16		5,710	6,823
Swift Transportation Co., Inc. 12.5% 5/15/17 (f)		1,270	1,213
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
TFM SA de CV 9.375% 5/1/12		$ 926	$ 947
Western Express, Inc. 12.5% 4/15/15 (f)		3,185	2,922
			17,836
Trading Companies & Distributors - 0.1%
Penhall International Corp. 12% 8/1/14 (f)		1,515	1,061
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (i)		10,578	10,684
			11,745
Transportation Infrastructure - 0.1%
Trico Shipping AS 11.875% 11/1/14 (f)		9,180	8,882
TOTAL INDUSTRIALS			214,397
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.5%
Avaya, Inc.:
9.75% 11/1/15		7,920	7,405
10.125% 11/1/15 pay-in-kind (i)		4,608	4,308
Brocade Communications Systems, Inc.:
6.625% 1/15/18 (f)		1,135	1,126
6.875% 1/15/20 (f)		1,135	1,128
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14		6,290	6,369
Lucent Technologies, Inc.:
6.45% 3/15/29		20,050	13,233
6.5% 1/15/28		6,570	4,336
ViaSat, Inc. 8.875% 9/15/16		1,335	1,358
			39,263
Computers & Peripherals - 0.0%
Seagate Technology International 10% 5/1/14 (f)		1,450	1,653
Electronic Equipment & Components - 0.1%
Reddy Ice Corp.:
11.25% 3/15/15 (f)		4,625	4,764
13.25% 11/1/15 (f)		3,266	3,152
			7,916
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		8,180	8,303
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.2%
Ceridian Corp.:
11.25% 11/15/15		$ 4,145	$ 3,731
12.25% 11/15/15 pay-in-kind (i)		932	843
SunGard Data Systems, Inc. 9.125% 8/15/13		5,280	5,386
Unisys Corp.:
12.5% 1/15/16		3,030	3,272
12.75% 10/15/14 (f)		437	488
14.25% 9/15/15 (f)		350	403
			14,123
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices, Inc. 8.125% 12/15/17 (f)		3,470	3,444
Amkor Technology, Inc. 7.375% 5/1/18 (f)		3,485	3,398
Avago Technologies Finance Ltd. 11.875% 12/1/15		8,455	9,227
Freescale Semiconductor, Inc.:
9.125% 12/15/14 pay-in-kind (i)		4,571	4,091
9.25% 4/15/18 (f)		2,800	2,744
10.125% 3/15/18 (f)		9,655	9,945
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 10.5% 4/15/18 (f)		2,340	2,381
New ASAT Finance Ltd. 9.25% 2/1/11 (b)		2,100	3
NXP BV 3.0528% 10/15/13 (i)		9,075	7,759
Spansion LLC 11.25% 1/15/16 (b)(f)		4,255	4,371
Viasystems, Inc. 12% 1/15/15 (f)		4,000	4,320
			51,683
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		870	653
TOTAL INFORMATION TECHNOLOGY			123,594
MATERIALS - 3.4%
Chemicals - 0.8%
Ashland, Inc. 9.125% 6/1/17		2,490	2,720
Braskem Finance Ltd. 7% 5/7/20 (f)		1,600	1,616
Chemtura Corp. 6.875% 6/1/16 (b)		1,225	1,378
Georgia Gulf Corp. 9% 1/15/17 (f)		10,825	11,150
MacDermid, Inc. 9.5% 4/15/17 (f)		500	501
Momentive Performance Materials, Inc.:
9.75% 12/1/14		16,120	15,233
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Momentive Performance Materials, Inc.: - continued
10.125% 12/1/14 pay-in-kind (i)		$ 7,860	$ 7,664
11.5% 12/1/16		10,765	9,689
NOVA Chemicals Corp.:
3.7476% 11/15/13 (i)		1,690	1,555
6.5% 1/15/12		5,775	5,804
Solutia, Inc.:
7.875% 3/15/20		2,180	2,180
8.75% 11/1/17		1,100	1,136
Sterling Chemicals, Inc. 10.25% 4/1/15		1,600	1,568
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (b)		3,430	3,344
			65,538
Construction Materials - 0.0%
Headwaters, Inc. 11.375% 11/1/14		1,025	1,030
SOV Housing Capital PLC 5.705% 9/10/39	GBP	1,400	2,224
			3,254
Containers & Packaging - 0.5%
AEP Industries, Inc. 7.875% 3/15/13		640	630
Berry Plastics Holding Corp.:
4.4121% 9/15/14 (i)		640	550
8.875% 9/15/14		10,865	10,512
10.25% 3/1/16		4,055	3,528
Crown Cork & Seal, Inc.:
7.375% 12/15/26		9,795	8,913
7.5% 12/15/96		3,685	2,755
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (b)		1,170	0
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (b)		5,845	0
Temple-Inland, Inc.:
6.625% 1/15/16		165	168
7.875% 5/1/12		3,735	4,015
Vitro SAB de CV:
8.625% 2/1/12 (b)		26,810	12,333
9.125% 2/1/17 (b)		2,210	1,017
			44,421
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 2.0%
Aleris International, Inc.:
6% 6/1/20 (f)		$ 33	$ 156
9.75% 12/15/14 pay-in-kind (b)(i)		2,790	21
CSN Islands XI Corp. 6.875% 9/21/19 (f)		5,990	6,092
Edgen Murray Corp. 12.25% 1/15/15 (f)		8,545	7,221
Evraz Group SA 8.875% 4/24/13 (f)		7,925	8,084
FMG Finance Property Ltd.:
10% 9/1/13 (f)		4,945	5,217
10.625% 9/1/16 (f)		33,980	37,548
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15		8,780	9,515
8.375% 4/1/17		34,820	38,302
International Steel Group, Inc. 6.5% 4/15/14		10,550	11,294
Metinvest BV 10.25% 5/20/15 (f)		3,620	3,525
Novelis, Inc. 11.5% 2/15/15		1,185	1,268
RathGibson, Inc. 11.25% 2/15/14 (b)		5,905	89
Severstal Columbus LLC 10.25% 2/15/18 (f)		7,005	7,075
Southern Copper Corp. 6.75% 4/16/40		3,160	3,144
Teck Resources Ltd.:
9.75% 5/15/14		6,275	7,418
10.25% 5/15/16		8,000	9,440
10.75% 5/15/19		9,360	11,469
			166,878
Paper & Forest Products - 0.1%
Glatfelter 7.125% 5/1/16		550	534
NewPage Corp.:
6.5944% 5/1/12 (i)		1,770	1,168
11.375% 12/31/14		4,775	4,321
Solo Cup Co. 8.5% 2/15/14		2,140	1,921
Stone Container Corp. 8.375% 7/1/12 (b)		3,005	0
			7,944
TOTAL MATERIALS			288,035
TELECOMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 4.4%
Alestra SA de RL de CV 11.75% 8/11/14		4,520	4,814
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Citizens Communications Co.:
7.875% 1/15/27		$ 4,895	$ 4,357
9% 8/15/31		3,655	3,390
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)		28,617	28,545
Frontier Communications Corp.:
8.25% 4/15/17 (f)		6,470	6,519
8.5% 4/15/20 (f)		6,645	6,678
Global Crossing Ltd. 12% 9/15/15 (f)		3,130	3,318
Intelsat Bermuda Ltd.:
11.25% 2/4/17		42,616	43,042
12.5% 2/4/17 pay-in-kind (i)		41,765	39,792
Intelsat Corp.:
9.25% 8/15/14		5,215	5,345
9.25% 6/15/16		8,820	9,261
Intelsat Ltd. 11.25% 6/15/16		27,785	29,660
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (f)		5,425	5,588
Qwest Communications International, Inc.:
7.125% 4/1/18 (f)		6,665	6,632
7.5% 2/15/14		7,555	7,574
7.5% 2/15/14		1,655	1,659
Sprint Capital Corp.:
6.875% 11/15/28		74,790	62,076
6.9% 5/1/19		5,935	5,371
8.75% 3/15/32		61,330	58,570
U.S. West Communications:
6.875% 9/15/33		2,535	2,326
7.25% 9/15/25		535	515
7.25% 10/15/35		1,455	1,335
7.5% 6/15/23		460	440
Wind Acquisition Finance SA:
11.75% 7/15/17 (f)		21,075	21,602
12% 12/1/15 (f)		11,630	11,979
			370,388
Wireless Telecommunication Services - 2.4%
Clearwire Escrow Corp. 12% 12/1/15 (f)		4,260	4,249
Digicel Group Ltd.:
8.875% 1/15/15 (f)		23,300	22,485
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Digicel Group Ltd.: - continued
9.125% 1/15/15 pay-in-kind (f)(i)		$ 7,565	$ 7,338
10.5% 4/15/18 (f)		20,905	21,428
12% 4/1/14 (f)		9,725	10,843
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (f)		4,220	4,262
9.5% 6/15/16		19,260	20,175
11.5% 6/15/16		8,740	9,286
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15		12,125	12,322
Millicom International Cellular SA 10% 12/1/13		19,270	19,848
Mobile Telesystems Finance SA 8% 1/28/12 (f)		2,336	2,432
MTS International Funding Ltd. 8.625% 6/22/20 (f)		2,565	2,650
Nextel Communications, Inc.:
5.95% 3/15/14		9,445	8,760
7.375% 8/1/15		5,220	4,959
NII Capital Corp. 10% 8/15/16		17,475	18,392
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		9,690	8,769
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		12,184	11,392
Sprint Nextel Corp. 6% 12/1/16		6,700	6,013
Telecom Personal SA 9.25% 12/22/10 (f)		5,490	5,600
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		5,670	5,982
			207,185
TOTAL TELECOMMUNICATION SERVICES			577,573
UTILITIES - 1.6%
Electric Utilities - 0.5%
Chivor SA E.S.P. 9.75% 12/30/14 (f)		2,355	2,661
Empresa Distribuidora y Comercializadora Norte SA 10.5% 10/9/17		1,400	1,428
Intergen NV 9% 6/30/17 (f)		17,825	17,736
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		5,060	5,579
7.75% 1/20/20 (f)		3,370	3,690
8% 8/7/19 (f)		2,455	2,713
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
National Power Corp. 6.875% 11/2/16 (f)		$ 2,715	$ 2,987
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.25% 11/1/16 pay-in-kind (i)		2,198	1,387
			38,181
Gas Utilities - 0.2%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		3,780	3,780
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	7,048
8% 3/1/32		3,550	4,030
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		6,345	6,059
			20,917
Independent Power Producers & Energy Traders - 0.6%
Energy Future Holdings Corp.:
10% 1/15/20 (f)		3,415	3,398
10.875% 11/1/17		50,220	37,163
12% 11/1/17 pay-in-kind (i)		7,432	4,680
Enron Corp.:
Series A, 8.375% 5/23/05 (b)		2,500	0
0% 11/17/08 (b)(i)		684	0
6.4% 7/15/06 (b)		9,815	0
6.625% 11/15/05 (b)		2,200	0
6.75% 8/1/09 (b)		550	0
6.875% 10/15/07 (b)		1,330	0
6.95% 7/15/28 (b)		1,204	0
7.125% 5/15/07 (b)		235	0
7.375% 5/15/19 (b)		1,400	0
7.875% 6/15/03 (b)		235	0
9.125% 4/1/03 (b)		50	0
9.875% 6/5/03 (b)		4,720	0
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (f)		2,795	3,085
7.39% 12/2/24 (f)		2,880	3,150
Tenaska Alabama Partners LP 7% 6/30/21 (f)		963	924
			52,400
Multi-Utilities - 0.3%
Aquila, Inc. 11.875% 7/1/12 (i)		1,615	1,860
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp. 10.75% 3/15/16		$ 18,183	$ 23,313
Utilicorp United, Inc. 7.95% 2/1/11 (e)		39	40
			25,213
TOTAL UTILITIES			136,711
TOTAL NONCONVERTIBLE BONDS			2,793,494
TOTAL CORPORATE BONDS (Cost $2,768,415)			2,895,873
U.S. Government and Government Agency Obligations - 23.8%

U.S. Government Agency Obligations - 3.7%
Fannie Mae:
1.125% 7/30/12		41,420	41,703
1.25% 6/22/12		87,210	88,058
Federal Home Loan Bank:
1.5% 1/16/13		15,290	15,487
1.875% 6/21/13		36,440	37,169
3.625% 10/18/13		8,705	9,327
Freddie Mac:
1.625% 4/15/13		20,000	20,308
1.75% 6/15/12		73,924	75,389
4.125% 12/21/12		4,080	4,405
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		11,210	13,122
Private Export Funding Corp. secured:
4.974% 8/15/13		1,515	1,680
5.685% 5/15/12		1,285	1,403
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		348	368
Tennessee Valley Authority 5.25% 9/15/39		5,600	6,109
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			314,528
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(c)	Value (000s)
U.S. Treasury Obligations - 17.8%
U.S. Treasury Bonds:
3.5% 2/15/39		$ 69,782	$ 64,974
4.25% 5/15/39		23,717	25,136
4.375% 5/15/40		34,272	37,158
4.5% 5/15/38		7,550	8,346
4.5% 8/15/39		16,300	17,996
5.25% 2/15/29		31,710	38,215
6.125% 8/15/29		9,487	12,621
6.25% 8/15/23		36,125	46,867
7.5% 11/15/16		2,850	3,736
7.5% 11/15/24		10,690	15,521
7.875% 2/15/21		6,800	9,742
8% 11/15/21		11,000	16,010
8.125% 5/15/21		9,286	13,550
9.875% 11/15/15		11,595	16,305
U.S. Treasury Notes:
0.75% 11/30/11		14,414	14,470
0.75% 5/31/12		56,030	56,201
0.875% 1/31/12		26,518	26,662
1% 9/30/11		12,000	12,083
1% 12/31/11		22,619	22,787
1% 4/30/12		6,468	6,518
1.375% 11/15/12		7,986	8,102
1.375% 2/15/13		82,848	83,955
1.5% 12/31/13		4,313	4,350
1.75% 4/15/13		36,755	37,596
1.875% 4/30/14		28,912	29,443
1.875% 6/30/15		19,907	19,993
2.375% 8/31/14		13,000	13,444
2.375% 9/30/14		24,851	25,676
2.375% 10/31/14		10,038	10,360
2.5% 3/31/15		120,549	124,950
2.5% 4/30/15		70,378	72,902
2.625% 6/30/14		39,248	41,042
2.625% 7/31/14		66,965	69,994
2.625% 4/30/16		3,137	3,225
2.75% 11/30/16		10,000	10,259
2.75% 2/15/19		23,501	23,433
3% 9/30/16		37,355	38,975
3% 2/28/17		66,584	69,164
3.125% 8/31/13		11,100	11,816
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(c)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 9/30/13		$ 34,572	$ 36,816
3.125% 10/31/16		41,816	43,894
3.125% 1/31/17		30,990	32,433
3.125% 5/15/19		52,907	54,060
3.375% 6/30/13		8,470	9,079
3.5% 5/15/20		24,382	25,544
3.625% 8/15/19		18,531	19,612
3.625% 2/15/20		19,848	20,991
3.75% 11/15/18		34,582	37,295
3.875% 5/15/18		2,550	2,789
4% 8/15/18		5,478	6,030
4.25% 11/15/17		28,890	32,476
4.5% 5/15/17		13,745	15,648
TOTAL U.S. TREASURY OBLIGATIONS			1,500,244
Other Government Related - 2.3%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (g)		3,013	3,086
3.125% 6/15/12 (FDIC Guaranteed) (g)		45	47
Citibank NA:
1.75% 12/28/12 (FDIC Guaranteed) (g)		15,000	15,271
1.875% 5/7/12 (FDIC Guaranteed) (g)		18,000	18,375
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (g)		29,000	29,616
1.875% 11/15/12 (FDIC Guaranteed) (g)		6,937	7,085
2% 3/30/12 (FDIC Guaranteed) (g)		10,000	10,210
2.125% 7/12/12 (FDIC Guaranteed) (g)		2,505	2,570
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (g)		12,000	12,116
2% 9/28/12 (FDIC Guaranteed) (g)		19,526	19,997
2.125% 12/21/12 (FDIC Guaranteed) (g)		15,000	15,425
2.625% 12/28/12 (FDIC Guaranteed) (g)		5,402	5,615
3% 12/9/11 (FDIC Guaranteed) (g)		3,120	3,223
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (g)		21,000	21,369
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (g)		45	47
JPMorgan Chase & Co.:
2.125% 6/22/12 (FDIC Guaranteed) (g)		5,240	5,376
2.2% 6/15/12 (FDIC Guaranteed) (g)		5,230	5,375
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(c)	Value (000s)
Other Government Related - continued
JPMorgan Chase & Co.: - continued
3.125% 12/1/11 (FDIC Guaranteed) (g)		$ 520	$ 538
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (g)		21,887	22,680
TOTAL OTHER GOVERNMENT RELATED			198,021
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,951,430)			2,012,793
U.S. Government Agency - Mortgage Securities - 2.3%

Fannie Mae - 0.9%
1.953% 9/1/33 (i)		933	959
1.985% 4/1/36 (i)		174	179
2.032% 10/1/34 (i)		1,341	1,383
2.062% 11/1/35 (i)		877	901
2.073% 2/1/35 (i)		3,630	3,733
2.09% 7/1/35 (i)		660	685
2.73% 11/1/33 (i)		207	216
2.731% 5/1/35 (i)		1,540	1,619
2.805% 7/1/35 (i)		604	629
2.889% 2/1/35 (i)		2,537	2,650
2.963% 3/1/33 (i)		277	290
2.989% 10/1/35 (i)		171	177
2.99% 11/1/36 (i)		91	96
3.018% 1/1/35 (i)		480	500
3.079% 3/1/35 (i)		17,193	18,110
3.079% 7/1/35 (i)		445	465
3.213% 7/1/35 (i)		834	858
3.221% 7/1/35 (i)		1,324	1,380
3.26% 9/1/34 (i)		804	834
3.278% 4/1/36 (i)		659	691
3.391% 4/1/35 (i)		1,151	1,203
3.542% 2/1/37 (i)		1,543	1,612
3.546% 2/1/40 (i)		18,187	18,948
3.564% 11/1/36 (i)		497	519
3.6% 6/1/47 (i)		330	345
3.697% 6/1/36 (i)		93	97
3.863% 9/1/35 (i)		1,610	1,681
3.876% 5/1/35 (i)		633	661
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(c)	Value (000s)
Fannie Mae - continued
3.882% 9/1/36 (i)		$ 635	$ 663
3.95% 10/1/37 (i)		574	600
4% 9/1/13		358	368
4.031% 8/1/35 (i)		1,576	1,664
4.162% 10/1/35 (i)		2,826	2,938
4.777% 7/1/35 (i)		592	617
5% 1/1/14 to 5/1/22		188	199
5.032% 2/1/34 (i)		794	834
5.5% 5/1/15 to 7/1/40		810	869
5.544% 2/1/36 (i)		195	205
5.571% 4/1/36 (i)		1,182	1,238
5.707% 9/1/35 (i)		1,139	1,203
5.738% 5/1/36 (i)		256	269
5.883% 4/1/36 (i)		2,946	3,056
6% 6/1/16 to 10/1/16		217	235
6.074% 3/1/37 (i)		214	228
6.5% 12/1/12 to 9/1/32		3,012	3,324
7.5% 1/1/28		79	90
TOTAL FANNIE MAE			80,021
Freddie Mac - 0.4%
1.791% 3/1/37 (i)		1,182	1,210
1.866% 5/1/37 (i)		204	210
1.903% 3/1/35 (i)		344	352
2.54% 6/1/33 (i)		555	576
2.613% 12/1/33 (i)		1,115	1,163
2.624% 5/1/37 (i)		1,174	1,224
2.994% 5/1/35 (i)		1,083	1,131
3.026% 5/1/37 (i)		1,787	1,870
3.086% 4/1/37 (i)		220	230
3.097% 10/1/35 (i)		729	759
3.188% 1/1/35 (i)		1,432	1,499
3.269% 1/1/36 (i)		1,431	1,505
3.392% 3/1/37 (i)		215	222
3.395% 7/1/35 (i)		632	658
3.558% 10/1/36 (i)		762	791
3.95% 12/1/36 (i)		2,702	2,825
4.021% 5/1/37 (i)		163	171
4.221% 4/1/34 (i)		5,081	5,250
4.439% 2/1/36 (i)		135	142
4.5% 8/1/33		546	571
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(c)	Value (000s)
Freddie Mac - continued
4.744% 4/1/35 (i)		$ 1,424	$ 1,505
5.046% 1/1/37 (i)		886	935
5.06% 9/1/35 (i)		320	334
5.09% 7/1/35 (i)		380	399
5.138% 4/1/35 (i)		57	60
5.252% 2/1/36 (i)		38	40
5.462% 6/1/37 (i)		500	521
5.515% 1/1/36 (i)		471	492
5.515% 1/1/36 (i)		146	151
5.549% 3/1/36 (i)		1,909	1,989
5.554% 10/1/35 (i)		95	100
6.009% 6/1/37 (i)		65	69
6.122% 7/1/36 (i)		264	278
6.157% 6/1/37 (i)		167	176
6.23% 8/1/37 (i)		470	500
6.458% 2/1/37 (i)		151	159
6.5% 10/1/10 to 3/1/22		4,184	4,505
7.22% 4/1/37 (i)		9	9
8.5% 3/1/20		5	6
TOTAL FREDDIE MAC			34,587
Government National Mortgage Association - 1.0%
5.492% 4/20/60 (m)		8,890	9,854
5.5% 1/20/60 to 3/20/60 (m)		51,583	57,072
5.691% 10/20/59 (m)		13,149	14,555
7% 9/15/25 to 8/15/31		55	61
7.5% 2/15/22 to 8/15/28		102	115
8% 9/15/26 to 12/15/26		10	12
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			81,669
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $191,308)			196,277
Asset-Backed Securities - 0.1%

Amstel Corp. Loan Offering BV Series 2007-1 Class B, 1.009% 3/25/17 (i)	EUR	1,009	1,073
Auto ABS Compartiment Series 2006-1 Class B, 0.894% 7/25/17 (i)	EUR	500	585
Asset-Backed Securities - continued
		Principal Amount (000s)(c)	Value (000s)
Clock Finance BV Series 2007-1:
Class B2, 0.915% 2/25/15 (i)	EUR	700	$ 735
Class C2, 1.095% 2/25/15 (i)	EUR	400	366
Geldilux Ltd. Series 2007-TS Class C, 1.138% 9/8/14 (i)	EUR	400	381
Lambda Finance BV Series 2007-1X Class A2, 0.889% 9/20/31 (i)	EUR	379	440
Leek Finance PLC:
Series 17X Class A2A, 0.7875% 12/21/37 (i)	GBP	182	265
Series 18X Class BC, 1.129% 9/21/38 (i)	EUR	600	625
Promise K 2006-1 GmbH Series I 2006-1 Class D, 1.383% 3/10/17 (i)	EUR	1,000	289
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	3,539	5,669
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	73
TOTAL ASSET-BACKED SECURITIES (Cost $12,885)			10,501
Collateralized Mortgage Obligations - 1.5%

Private Sponsor - 0.0%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 0.953% 2/17/52 (i)	EUR	800	930
Granite Mortgages PLC 0.9675% 3/20/44 (i)	GBP	290	399
Shield BV Series 1 Class C, 1.034% 1/20/14 (i)	EUR	900	1,045
TOTAL PRIVATE SPONSOR			2,374
U.S. Government Agency - 1.5%
Fannie Mae:
floater Series 2006-56 Class PF, 0.6972% 7/25/36 (i)		7,371	7,339
Series 2006-127 Class FD, 0.6272% 7/25/36 (i)		6,814	6,762
Series 2006-44 Class FK, 0.7772% 6/25/36 (i)		2,595	2,590
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2005-56 Class F, 0.6372% 7/25/35 (i)		9,775	9,683
Series 2006-50 Class BF, 0.7472% 6/25/36 (i)		7,729	7,702
Series 2006-79 Class PF, 0.7472% 8/25/36 (i)		5,052	5,024
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		124	134
Series 2003-113 Class PE, 4% 11/25/18		1,515	1,610
Series 2003-70 Class BJ, 5% 7/25/33		890	974
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(c)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 2003-85 Class GD, 4.5% 9/25/18		$ 3,190	$ 3,454
Series 2004-80 Class LD, 4% 1/25/19		1,980	2,090
Series 2004-81 Class KD, 4.5% 7/25/18		3,035	3,260
Series 2005-52 Class PB, 6.5% 12/25/34		1,688	1,829
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		430	472
Series 2004-95 Class AN, 5.5% 1/25/25		1,417	1,534
Series 2005-117, Class JN, 4.5% 1/25/36		808	867
Series 2005-29 Class KA, 4.5% 2/25/35		1,990	2,113
Series 2006-72 Class CY, 6% 8/25/26		2,480	2,845
Series 2003-79 Class FC, 0.7972% 8/25/33 (i)		5,384	5,384
Series 2008-76 Class EF, 0.8472% 9/25/23 (i)		2,060	2,059
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		246	271
Series 2115 Class PE, 6% 1/15/14		71	75
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 0.8497% 1/15/30 (i)		1,147	1,148
Series 2630 Class FL, 0.8497% 6/15/18 (i)		104	106
Series 3346 Class FA, 0.5797% 2/15/19 (i)		9,072	9,077
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		469	508
Series 2381 Class OG, 5.5% 11/15/16		340	368
Series 2425 Class JH, 6% 3/15/17		607	661
Series 2628 Class OE, 4.5% 6/15/18		1,630	1,777
Series 2695 Class DG, 4% 10/15/18		3,865	4,117
Series 2831 Class PB, 5% 7/15/19		3,990	4,401
Series 2866 Class XE, 4% 12/15/18		5,780	6,079
Series 2996 Class MK, 5.5% 6/15/35		575	633
Series 3122 Class FE, 0.6497% 3/15/36 (i)		6,779	6,758
Series 3147 Class PF, 0.6497% 4/15/36 (i)		5,687	5,661
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		683	750
Series 2570 Class CU, 4.5% 7/15/17		140	146
Series 2572 Class HK, 4% 2/15/17		162	166
Series 2627:
Class BG, 3.25% 6/15/17		105	108
Class KP, 2.87% 12/15/16		87	90
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(c)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2668 Class AZ, 4% 9/15/18		$ 3,273	$ 3,534
Series 2860 Class CP, 4% 10/15/17		125	128
Series 2715 Class NG, 4.5% 12/15/18		2,155	2,347
Series 2863 Class DB, 4% 9/15/14		174	178
Ginnie Mae guaranteed REMIC pass-thru securities:
floater 0.6475% 1/20/31 (i)		3,717	3,721
Series 2003-42 Class FH, 0.7975% 5/20/33 (i)		1,433	1,437
Series 2004-59 Class FC, 0.6497% 8/16/34 (i)		2,815	2,805
0.6813% 8/1/60 (h)(i)(m)		2,276	2,276
TOTAL U.S. GOVERNMENT AGENCY			127,051
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $125,315)			129,425
Commercial Mortgage Securities - 0.1%

Bruntwood Alpha PLC Series 2007-1 Class A, 0.81% 1/15/17 (i)	GBP	500	635
Canary Wharf Finance II PLC Series 3MUK Class C2, 1.1644% 10/22/37 (i)	GBP	1,000	822
Enterprise Inns PLC 6.5% 12/6/18	GBP	785	950
European Property Capital 4 PLC Class C, 0.9347% 7/20/14 (i)	GBP	297	302
FCC Proudreed Properties Class A, 0.914% 8/18/17 (i)	EUR	505	522
German Residential Asset Note Distributor PLC Series 1 Class A, 0.884% 7/20/16 (i)	EUR	1,253	1,280
London & Regional Debt Securitisation No. 1 PLC Class A, 0.8609% 10/15/14 (i)	GBP	650	845
Opera Finance (CMH) PLC Class B, 0.944% 1/15/15 (i)	EUR	800	597
REC Plantation Place Ltd. Series 5 Class A, 0.8938% 7/25/16 (Reg. S) (i)	GBP	876	1,113
Silver Maple Investment Co. Ltd. Class 2A, 0.814% 4/30/14 (i)	EUR	700	803
Skyline BV Series 2007-1 Class D, 1.452% 7/22/43 (i)	EUR	1,100	724
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $12,275)			8,593
Foreign Government and Government Agency Obligations - 22.0%
		Principal Amount (000s)(c)	Value (000s)
Arab Republic of Egypt:
5.75% 4/29/20 (f)		$ 3,190	$ 3,206
6.875% 4/30/40 (f)		1,895	1,838
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		9,802	6,592
par 2.5% 12/31/38 (e)		7,920	2,812
0.389% 8/3/12 (i)		3,746	3,442
7% 3/28/11		118,815	117,145
7% 9/12/13		82,325	71,650
Bahamian Republic 6.95% 11/20/29 (f)		3,095	3,095
Banco Central del Uruguay:
value recovery A rights 1/2/21 (l)		1,000,000	0
value recovery B rights 1/2/21 (l)		750,000	0
Barbados Government 7.25% 12/15/21 (f)		3,491	3,700
Brazilian Federative Republic:
6% 9/15/13		992	1,039
8.25% 1/20/34		2,095	2,765
8.75% 2/4/25		2,310	3,130
11% 8/17/40		8,770	11,774
12.25% 3/6/30		3,235	5,661
12.5% 1/5/22	BRL	9,215	5,779
Canadian Government:
2.5% 6/1/15	CAD	93,800	88,817
3.5% 6/1/20	CAD	66,650	64,819
5% 6/1/37	CAD	24,700	28,551
Cayman Island Government 5.95% 11/24/19 (f)		1,855	1,855
Central Bank of Nigeria warrants 11/15/20 (a)		2,750	495
Colombian Republic:
7.375% 9/18/37		5,300	6,214
10.375% 1/28/33		2,220	3,219
11.75% 2/25/20		2,235	3,313
Congo Republic 3% 6/30/29 (e)		16,255	8,615
Croatia Republic 6.75% 11/5/19 (f)		2,785	2,889
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (f)		2,925	3,005
8.25% 10/24/12 (f)		4,175	4,446
Dominican Republic:
1.5704% 8/30/24 (i)		4,983	4,086
7.5% 5/6/21 (f)		4,405	4,537
9.04% 1/23/18 (f)		3,793	4,210
Ecuador Republic 5% 2/28/25		1,580	1,011
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(c)	Value (000s)
El Salvador Republic:
7.375% 12/1/19 (f)		$ 1,865	$ 2,033
7.65% 6/15/35 (Reg. S)		3,285	3,482
7.75% 1/24/23 (Reg. S)		1,900	2,081
8.25% 4/10/32 (Reg. S)		1,435	1,579
Finnish Government 3.375% 4/15/20	EUR	6,150	7,854
French Republic:
OAT:
3.5% 4/25/20	EUR	53,700	68,034
4.5% 4/25/41	EUR	16,900	23,573
2% 7/12/15	EUR	45,800	56,045
4% 4/25/60	EUR	5,750	7,523
Gabonese Republic 8.2% 12/12/17 (f)		5,400	5,731
Georgia Republic 7.5% 4/15/13		5,810	6,013
German Federal Republic:
1.25% 9/16/11	EUR	450	555
2.25% 4/10/15	EUR	55,450	70,266
3% 7/4/20	EUR	32,935	41,811
3.5% 4/8/11	EUR	21,100	26,400
4.75% 7/4/40	EUR	23,000	35,980
Ghana Republic:
8.5% 10/4/17 (f)		5,945	6,242
14.99% 3/11/13	GHS	2,630	1,802
Hungarian Republic 6.25% 1/29/20		3,965	3,886
Indonesian Republic:
5.875% 3/13/20 (f)		6,015	6,339
6.625% 2/17/37 (f)		4,700	4,935
6.875% 3/9/17 (f)		2,845	3,208
6.875% 1/17/18 (f)		5,385	6,072
7.75% 1/17/38 (f)		4,510	5,322
8.5% 10/12/35 (Reg. S)		4,790	6,035
11.625% 3/4/19 (f)		4,145	5,948
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		12,840	11,941
Italian Republic:
3.5% 6/1/14	EUR	29,100	36,549
3.75% 8/1/15	EUR	21,150	26,740
4% 9/1/20	EUR	24,200	29,409
4.25% 8/1/13	EUR	15,750	20,244
4.25% 3/1/20	EUR	30,350	37,721
5% 9/1/40	EUR	24,500	29,836
Japan Government:
0.4% 5/15/11	JPY	8,733,200	99,011
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(c)	Value (000s)
Japan Government: - continued
1.3% 6/20/20	JPY	3,375,000	$ 38,941
2.1% 9/20/29	JPY	2,550,000	30,189
2.2% 9/20/39	JPY	2,115,000	25,322
Lithuanian Republic:
6.75% 1/15/15 (f)		2,895	3,028
7.375% 2/11/20 (f)		3,680	3,860
Ontario Province 4.4% 6/2/19	CAD	9,900	9,671
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (f)		2,160	2,511
Peruvian Republic:
3% 3/7/27 (e)		900	745
7.35% 7/21/25		2,635	3,158
Philippine Republic:
6.5% 1/20/20		2,960	3,256
9.5% 2/2/30		2,140	2,894
10.625% 3/16/25		2,040	2,943
Polish Government 5% 10/19/15		1,165	1,225
Republic of Iraq 5.8% 1/15/28 (Reg. S)		9,225	7,472
Republic of Serbia 6.75% 11/1/24 (f)		19,464	18,637
Russian Federation:
3.625% 4/29/15 (f)		1,600	1,550
5% 4/29/20 (f)		8,000	7,750
7.5% 3/31/30 (Reg. S)		62,146	70,147
12.75% 6/24/28 (Reg. S)		8,740	14,640
Turkish Republic:
5.625% 3/30/21		3,170	3,130
6.75% 4/3/18		5,860	6,417
6.75% 5/30/40		4,395	4,408
6.875% 3/17/36		12,320	12,720
7% 9/26/16		7,190	8,008
7.25% 3/15/15		1,000	1,118
7.25% 3/5/38		8,050	8,634
7.375% 2/5/25		13,955	15,683
7.5% 7/14/17		7,085	8,077
11.875% 1/15/30		2,570	4,154
UK Treasury GILT:
2.75% 1/22/15	GBP	13,200	20,299
4% 9/7/16	GBP	420	680
4.25% 12/7/40	GBP	28,850	43,570
4.5% 9/7/34	GBP	39,580	61,849
4.75% 3/7/20	GBP	25,325	42,173
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		18,725	18,725
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(c)	Value (000s)
Ukraine Government:
6.385% 6/26/12 (f)		$ 1,845	$ 1,827
6.75% 11/14/17 (f)		5,725	5,310
United Mexican States:
5.125% 1/15/20		3,170	3,321
5.625% 1/15/17		3,328	3,661
6.05% 1/11/40		3,180	3,355
7.5% 4/8/33		1,770	2,213
8.3% 8/15/31		1,710	2,300
Uruguay Republic:
6.875% 9/28/25		1,675	1,868
8% 11/18/22		7,512	9,051
Venezuelan Republic:
oil recovery rights 4/15/20 (l)		3,260	82
1.3072% 4/20/11 (Reg. S) (i)		36,605	33,860
5.375% 8/7/10 (Reg. S)		28,542	28,328
7% 3/31/38		4,180	2,195
8.5% 10/8/14		5,905	4,606
9% 5/7/23 (Reg. S)		20,260	12,561
9.25% 9/15/27		13,370	9,192
9.375% 1/13/34		4,855	3,034
10.75% 9/19/13		15,498	13,638
13.625% 8/15/18		17,330	15,164
Vietnamese Socialist Republic:
1.2103% 3/12/16 (i)		1,672	1,488
4% 3/12/28 (e)		11,700	9,594
6.75% 1/29/20 (f)		4,150	4,275
6.875% 1/15/16 (f)		2,565	2,725
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,802,695)			1,855,142
Supranational Obligations - 0.1%

Eurasian Development Bank 7.375% 9/29/14 (f)		5,370	5,571
European Investment Bank 11.25% 12/2/11 (f)	ZMK	11,600,000	2,331
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $7,911)			7,902
Common Stocks - 1.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Intermet Corp. (a)(n)	113,725	$ 0
Remy International, Inc. (a)	40,800	408
Media - 0.3%
Charter Communications, Inc. Class A (a)	102,806	3,629
Haights Cross Communications, Inc. (a)	8,267	61
Haights Cross Communications, Inc. warrants 3/11/13 (a)	11,481	32
HMH Holdings, Inc. (a)(n)	2,590,144	14,893
HMH Holdings, Inc. warrants 3/9/17 (a)	636,272	318
RDA Holding Co. (a)	262,974	5,259
RDA Holding Co. warrants 2/19/14 (a)(n)	9,559	0
SuperMedia, Inc. (a)	7,045	129
Virgin Media, Inc. warrants 1/10/11 (a)	6	0
		24,321
TOTAL CONSUMER DISCRETIONARY		24,729
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,430	7
Airlines - 0.1%
Delta Air Lines, Inc. (a)	811,153	9,531
Building Products - 0.2%
Nortek, Inc. (a)	266,722	11,202
Nortek, Inc. warrants 12/7/14 (a)	7,154	15
		11,217
Marine - 0.0%
US Shipping Partners Corp. (a)	12,063	0
US Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
TOTAL INDUSTRIALS		20,755
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(n)	546,000	0
MagnaChip Semiconductor LLC (a)	392,246	55
Spansion, Inc. Class A (a)	185,206	3,021
		3,076
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.4%
Chemicals - 0.3%
Celanese Corp. Class A	8,316	$ 207
Georgia Gulf Corp. (a)	591,147	7,886
LyondellBasell Industries NV:
Class A (a)	468,693	7,569
Class B (a)	429,456	6,936
		22,598
Containers & Packaging - 0.1%
Constar International, Inc. (a)	25,200	198
Smurfit-Stone Container Enterprises, Inc. (a)	316,306	7,829
		8,027
Metals & Mining - 0.0%
Aleris International, Inc. (a)(n)	38,307	1,341
Rathgibson Acquisition Co. LLC Class A (a)(n)	286,500	2,666
		4,007
TOTAL MATERIALS		34,632
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	133
TOTAL COMMON STOCKS (Cost $121,261)		83,325
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 4.50%	7,500	573
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC, Inc. 7.00% (f)	21,976	17,031
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00% (a)	119	$ 0*
TOTAL NONCONVERTIBLE PREFERRED STOCKS		17,031
TOTAL PREFERRED STOCKS (Cost $12,183)		17,604
Floating Rate Loans - 5.4%
	Principal Amount (000s)(c)
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.3%
Visteon Corp. term loan 4.426% 6/13/13 (b)(i)	$ 20,095	21,502
Automobiles - 0.0%
AM General LLC:
Credit-Linked Deposit 3.3472% 9/30/12 (i)	37	33
Tranche B, term loan 3.4472% 9/30/13 (i)	700	616
		649
Diversified Consumer Services - 0.2%
ServiceMaster Co.:
term loan 2.8946% 7/24/14 (i)	6,299	5,732
Tranche DD, term loan 2.85% 7/24/14 (i)	649	590
Thomson Learning Tranche B, term loan 3.03% 7/5/14 (i)	12,770	10,982
		17,304
Hotels, Restaurants & Leisure - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 2.2602% 2/16/14 (b)(i)	140	105
Las Vegas Sands LLC:
term loan 2.1% 5/23/14 (i)	145	128
Tranche B, term loan 2.05% 5/23/14 (i)	717	634
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.8202% 6/14/13 (i)	41	35
term loan 2.8798% 6/14/14 (i)	421	360
		1,262
Media - 0.7%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.35% 3/6/14 (i)	18,601	17,230
Floating Rate Loans - continued
	Principal Amount (000s)(c)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.6009% 6/12/14 (i)	$ 25,204	$ 22,810
Idearc, Inc. term loan 11% 12/31/15 (i)	1,422	1,223
Univision Communications, Inc. Tranche 1LN, term loan 2.5972% 9/29/14 (i)	21,066	17,485
		58,748
Specialty Retail - 0.4%
Burlington Coat Factory Warehouse Corp. term loan 2.6655% 5/28/13 (i)	6,637	6,189
Michaels Stores, Inc.:
Tranche B1, term loan 2.7606% 10/31/13 (i)	9,277	8,651
Tranche B2, term loan 5.0106% 7/31/16 (i)	21,789	20,972
		35,812
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 2.5972% 4/4/14 (i)	1,580	1,454
TOTAL CONSUMER DISCRETIONARY		136,731
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Venoco, Inc. Tranche 2LN, term loan 4.375% 5/7/14 (i)	379	334
FINANCIALS - 0.8%
Commercial Banks - 0.1%
CIT Group, Inc.:
term loan 13% 1/20/12 (i)	1,466	1,512
Tranche A, term loan 9.5% 1/20/12 (i)	7,169	7,312
		8,824
Diversified Financial Services - 0.2%
Clear Channel Capital I LLC Tranche B, term loan 3.9972% 1/29/16 (i)	14,588	11,160
MGM Holdings II, Inc. Tranche B, term loan 20.5% 4/8/12 (b)(i)	2,223	1,001
		12,161
Real Estate Management & Development - 0.5%
Realogy Corp.:
Credit-Linked Deposit 3.2013% 10/10/13 (i)	3,097	2,671
Tranche 2LN, term loan 13.5% 10/15/17	12,670	13,177
Floating Rate Loans - continued
	Principal Amount (000s)(c)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
Tranche B, term loan 3.2915% 10/10/13 (i)	$ 11,504	$ 9,922
Tranche DD, term loan 3.2927% 10/10/13 (i)	21,396	17,973
		43,743
TOTAL FINANCIALS		64,728
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.5972% 4/10/14 (i)	2,043	1,808
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 6.2878% 2/21/13 (i)	83	78
Tranche 2LN, term loan 10.5378% 2/21/14 (i)	140	119
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 6.1% 3/28/14 (i)	70	67
		264
Airlines - 0.4%
Delta Air Lines, Inc.:
Tranche 1LN, term loan 8.75% 9/27/13 (i)	466	468
Tranche 2LN, term loan 3.5478% 4/30/14 (i)	10,212	9,089
Northwest Airlines Corp. Tranche A, term loan 2.29% 12/31/18 (i)	10,303	8,449
United Air Lines, Inc. Tranche B, term loan 2.3572% 2/1/14 (i)	12,436	10,788
US Airways Group, Inc. term loan 2.8128% 3/23/14 (i)	8,665	6,845
		35,639
Commercial Services & Supplies - 0.1%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.45% 2/7/15 (i)	650	569
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (i)	5,740	5,683
Tranche 2LN, term loan 7% 3/17/16 (i)	4,210	4,157
		10,409
Industrial Conglomerates - 0.1%
Sequa Corp. term loan 3.5651% 12/3/14 (i)	12,187	11,029
Floating Rate Loans - continued
	Principal Amount (000s)(c)	Value (000s)
INDUSTRIALS - continued
Machinery - 0.1%
Dresser, Inc. Tranche 2LN, term loan 6.1951% 5/4/15 pay-in-kind (i)	$ 4,050	$ 3,726
Road & Rail - 0.2%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (i)	14,809	13,661
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 3.7844% 11/30/14 (b)(i)	810	146
TOTAL INDUSTRIALS		74,874
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
Tranche B A1, term loan 2.5528% 10/1/14 (i)	984	912
Tranche B A2, term loan 2.5972% 10/1/14 (i)	2,113	1,960
Tranche B A3, term loan 2.6038% 10/1/14 (i)	2,465	2,286
Tranche B-A, term loan 2.5417% 10/1/14 (i)	3,423	3,175
Tranche B-B, term loan 2.5409% 10/1/12 (i)	3,290	3,134
		11,467
Semiconductors & Semiconductor Equipment - 0.4%
Freescale Semiconductor, Inc. term loan 4.6038% 12/1/16 (i)	22,098	19,391
Spansion, Inc. term loan 7.5% 2/1/15 (i)	11,631	11,485
		30,876
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 2.5334% 6/11/14 (i)	11,772	11,183
Tranche 2LN, term loan 6.2834% 6/11/15 (i)	1,790	1,665
Open Solutions, Inc. term loan 2.445% 1/23/14 (i)	232	202
		13,050
TOTAL INFORMATION TECHNOLOGY		55,393
MATERIALS - 0.4%
Chemicals - 0.2%
Chemtura Corp. term loan 6% 2/1/11 (i)	1,335	1,328
Momentive Performance Materials, Inc. Tranche B1, term loan 2.625% 12/4/13 (i)	15,007	13,431
Floating Rate Loans - continued
	Principal Amount (000s)(c)	Value (000s)
MATERIALS - continued
Chemicals - continued
Tronox Worldwide LLC:
Tranche B 1LN, term loan 9% 9/20/10 (i)	$ 1,281	$ 1,298
Tranche B 2LN, term loan 9% 9/20/10 (i)	344	349
		16,406
Containers & Packaging - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 2.3497% 4/3/15 (i)	16,961	15,010
Metals & Mining - 0.0%
Aleris International, Inc. Tranche B 1LN, term loan 4.25% 12/19/13 (b)(i)	633	1
Paper & Forest Products - 0.0%
White Birch Paper Co.:
term loan 12% 12/1/10 (i)	308	305
Tranche 1LN, term loan 7% 5/8/14 (b)(i)	1,487	149
Tranche DD, term loan 5.884% 12/1/10 (i)(o)	107	106
		560
TOTAL MATERIALS		31,977
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Wind Telecomunicazioni SpA:
Tranche 2LN, term loan 7.6577% 3/21/15 (i)	2,840	2,826
Tranche B 1LN, term loan 3.6577% 5/26/13 (i)	1,280	1,254
Tranche C 1LN, term loan 4.6577% 5/26/14 (i)	1,280	1,254
		5,334
Wireless Telecommunication Services - 0.2%
Digicel International Finance Ltd. term loan 3.0625% 3/30/12 (i)	1,272	1,221
Intelsat Jackson Holdings Ltd. term loan 3.2915% 2/1/14 (i)	17,225	15,847
		17,068
TOTAL TELECOMMUNICATION SERVICES		22,402
Floating Rate Loans - continued
	Principal Amount (000s)(c)	Value (000s)
UTILITIES - 0.8%
Electric Utilities - 0.8%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.8509% 10/10/14 (i)	$ 25,118	$ 18,525
Tranche B2, term loan 3.9754% 10/10/14 (i)	30,795	22,634
Tranche B3, term loan 3.8509% 10/10/14 (i)	35,411	25,850
		67,009
TOTAL FLOATING RATE LOANS (Cost $412,636)		455,256
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation - Citibank 1.4375% 12/14/19 (i) (Cost $5,085)	6,864	6,040
Fixed-Income Funds - 3.3%
	Shares
Fidelity Floating Rate Central Fund (j) (Cost $222,459)	2,938,290	274,818
Preferred Securities - 0.6%
	Principal Amount (000s)(c)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%	$ 16,730	17,036
Net Servicos de Comunicacao SA 9.25% (f)	13,900	14,053
		31,089
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Pemex Project Funding Master Trust 7.75%	17,676	17,754
TOTAL PREFERRED SECURITIES (Cost $47,782)		48,843
Other - 0.0%
	Principal Amount (000s)(c)	Value (000s)
Other - 0.0%
Delta Air Lines ALPA Claim (a)	$ 8,380	$ 168
Idearc, Inc. Claim (a)	1,675	0
TOTAL OTHER (Cost $91)		168
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 0.20% (k) (Cost $364,529)	364,529,325	364,529
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $8,058,260)		8,367,089
NET OTHER ASSETS (LIABILITIES) - 0.9%		79,685
NET ASSETS - 100%		$ 8,446,774
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	$ 6,000	(1,157)
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
GHS	-	Ghana cedi
JPY	-	Japanese yen
RUB	-	Russian ruble
ZMK	-	Zambian kwacha
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,104,762,000 or 13.1% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $198,021,000 or 2.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(l) Quantity represents share amount.
(m) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,901,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 41,642
Intermet Corp.	1/7/05 - 1/13/05	$ 2,153
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 1,520
RDA Holding Co. warrants 2/19/14	2/27/07	$ 3,000

(o) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $65,000 and $65,000, respectively. The coupon rate will be determined at time of settlement.

* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 316
Fidelity Floating Rate Central Fund	5,353
Total	$ 5,669
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 366,878	$ 22,010	$ 116,003	$ 274,818	10.1%
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 24,729	$ 3,758	$ 20,152	$ 819
Energy	573	-	573	-
Financials	17,031	-	17,031	-
Industrials	20,755	20,733	15	7
Information Technology	3,076	3,021	-	55
Materials	34,632	30,625	1,341	2,666
Telecommunication Services	-	-	-	-
Utilities	133	133	-	-
Corporate Bonds	2,895,873	-	2,890,581	5,292
U.S. Government and Government Agency Obligations	2,012,793	-	2,012,793	-
U.S. Government Agency - Mortgage Securities	196,277	-	196,277	-
Asset-Backed Securities	10,501	-	10,212	289
Collateralized Mortgage Obligations	129,425	-	129,425	-
Commercial Mortgage Securities	8,593	-	7,958	635
Foreign Government and Government Agency Obligations	1,855,142	-	1,854,397	745
Supranational Obligations	7,902	-	7,902	-
Floating Rate Loans	455,256	-	455,255	1
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Sovereign Loan Participations	$ 6,040	$ -	$ 6,040	$ -
Fixed-Income Funds	274,818	274,818	-	-
Preferred Securities	48,843	-	48,843	-
Other	168	-	-	168
Money Market Funds	364,529	364,529	-	-
Total Investments in Securities:	$ 8,367,089	$ 697,617	$ 7,658,795	$ 10,677
Derivative Instruments:
Liabilities
Swap Agreements	$ (1,157)	$ -	$ (1,157)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 12,556
Total Realized Gain (Loss)	2
Total Unrealized Gain (Loss)	2,296
Cost of Purchases	1,935
Proceeds of Sales	(1,096)
Amortization/Accretion	216
Transfers in to Level 3	6,181
Transfers out of Level 3	(11,413)
Ending Balance	$ 10,677
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ 2,296

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ -	$ (1,157)
Total Value of Derivatives	$ -	$ (1,157)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	66.6%
Canada	3.0%
Bermuda	2.9%
Argentina	2.8%
United Kingdom	2.4%
Japan	2.4%
Italy	2.3%
Germany	2.2%
France	2.0%
Venezuela	1.8%
Netherlands	1.3%
Luxembourg	1.1%
Russia	1.1%
Turkey	1.0%
Others (Individually Less Than 1%)	7.1%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $4,917,000 all of which will expire on December 31, 2016. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,471,272)	$ 7,727,742
Fidelity Central Funds (cost $586,988)	639,347
Total Investments (cost $8,058,260)		$ 8,367,089
Cash		11,927
Foreign currency held at value (cost $43)		42
Receivable for investments sold		234,463
Receivable for fund shares sold		20,164
Dividends receivable		2
Interest receivable		104,045
Distributions receivable from Fidelity Central Funds		990
Other receivables		54
Total assets		8,738,776

Liabilities
Payable for investments purchased Regular delivery	$ 256,671
Delayed delivery	2,276
Payable for fund shares redeemed	17,476
Distributions payable	6,648
Unrealized depreciation on swap agreements	1,157
Accrued management fee	3,939
Distribution fees payable	2,555
Other affiliated payables	1,148
Other payables and accrued expenses	132
Total liabilities		292,002

Net Assets		$ 8,446,774
Net Assets consist of:
Paid in capital		$ 8,034,247
Undistributed net investment income		122,563
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(17,269)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		307,233
Net Assets		$ 8,446,774

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,826,204 ÷ 314,003 shares)	$ 12.19

Maximum offering price per share (100/96.00 of $12.19)	$ 12.70
Class T: Net Asset Value and redemption price per share ($1,508,962 ÷ 123,888 shares)	$ 12.18

Maximum offering price per share (100/96.00 of $12.18)	$ 12.69
Class B: Net Asset Value and offering price per share ($332,075 ÷ 27,183 shares)A	$ 12.22

Class C: Net Asset Value and offering price per share ($1,467,275 ÷ 120,652 shares)A	$ 12.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,312,258 ÷ 106,602 shares)	$ 12.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 2,938
Interest		246,403
Income from Fidelity Central Funds		5,669
Total income		255,010

Expenses
Management fee	$ 23,450
Transfer agent fees	6,259
Distribution fees	15,219
Accounting fees and expenses	751
Custodian fees and expenses	204
Independent trustees' compensation	14
Registration fees	249
Audit	55
Legal	52
Miscellaneous	54
Total expenses before reductions	46,307
Expense reductions	(2)	46,305
Net investment income		208,705
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,259
Fidelity Central Funds	(5,406)
Foreign currency transactions	(1,403)
Swap agreements	295
Total net realized gain (loss)		20,745
Change in net unrealized appreciation (depreciation) on: Investment securities	(13,473)
Assets and liabilities in foreign currencies	(201)
Swap agreements	(1,310)
Total change in net unrealized appreciation (depreciation)		(14,984)
Net gain (loss)		5,761
Net increase (decrease) in net assets resulting from operations		$ 214,466

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 208,705	$ 393,364
Net realized gain (loss)	20,745	149,167
Change in net unrealized appreciation (depreciation)	(14,984)	1,216,485
Net increase (decrease) in net assets resulting from operations	214,466	1,759,016
Distributions to shareholders from net investment income	(167,781)	(327,674)
Distributions to shareholders from net realized gain	(9,927)	(66,147)
Total distributions	(177,708)	(393,821)
Share transactions - net increase (decrease)	266,927	1,449,870
Total increase (decrease) in net assets	303,685	2,815,065

Net Assets
Beginning of period	8,143,089	5,328,024
End of period (including undistributed net investment income of $122,563 and undistributed net investment income of $81,639, respectively)	$ 8,446,774	$ 8,143,089

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.13	$ 9.77	$ 11.62	$ 11.76	$ 11.54	$ 11.93
Income from Investment Operations
Net investment income E	.315	.681	.600	.616	.600	.571
Net realized and unrealized gain (loss)	.015	2.345	(1.826)	(.019)	.248	(.255)
Total from investment operations	.330	3.026	(1.226)	.597	.848	.316
Distributions from net investment income	(.255)	(.566)	(.554)	(.607)	(.583)	(.551)
Distributions from net realized gain	(.015)	(.100)	(.070)	(.130)	(.045)	(.155)
Total distributions	(.270)	(.666)	(.624)	(.737)	(.628)	(.706)
Net asset value, end of period	$ 12.19	$ 12.13	$ 9.77	$ 11.62	$ 11.76	$ 11.54
Total Return B, C, D	2.74%	31.74%	(10.98)%	5.22%	7.54%	2.75%
Ratios to Average Net Assets F, H
Expenses before reductions	1.01% A	1.01%	1.02%	1.01%	.97%	.99%
Expenses net of fee waivers, if any	1.01% A	1.01%	1.02%	1.01%	.97%	.99%
Expenses net of all reductions	1.01% A	1.01%	1.02%	1.01%	.97%	.99%
Net investment income	5.20% A	6.14%	5.49%	5.27%	5.18%	4.92%
Supplemental Data
Net assets, end of period (in millions)	$ 3,826	$ 3,725	$ 2,174	$ 1,931	$ 954	$ 647
Portfolio turnover rate G	238% A	202%	255%	149%	81%	109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.12	$ 9.77	$ 11.62	$ 11.76	$ 11.54	$ 11.92
Income from Investment Operations
Net investment income E	.315	.675	.607	.620	.594	.564
Net realized and unrealized gain (loss)	.015	2.341	(1.832)	(.021)	.248	(.245)
Total from investment operations	.330	3.016	(1.225)	.599	.842	.319
Distributions from net investment income	(.255)	(.566)	(.555)	(.609)	(.577)	(.544)
Distributions from net realized gain	(.015)	(.100)	(.070)	(.130)	(.045)	(.155)
Total distributions	(.270)	(.666)	(.625)	(.739)	(.622)	(.699)
Net asset value, end of period	$ 12.18	$ 12.12	$ 9.77	$ 11.62	$ 11.76	$ 11.54
Total Return B, C, D	2.74%	31.64%	(10.97)%	5.24%	7.49%	2.77%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.01%	.99%	1.02%	1.05%
Expenses net of fee waivers, if any	1.00% A	1.01%	1.01%	.99%	1.02%	1.05%
Expenses net of all reductions	1.00% A	1.01%	1.01%	.99%	1.02%	1.05%
Net investment income	5.21% A	6.14%	5.50%	5.29%	5.13%	4.86%
Supplemental Data
Net assets, end of period (in millions)	$ 1,509	$ 1,579	$ 1,337	$ 1,983	$ 2,049	$ 1,427
Portfolio turnover rate G	238% A	202%	255%	149%	81%	109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.16	$ 9.80	$ 11.65	$ 11.79	$ 11.57	$ 11.95
Income from Investment Operations
Net investment income E	.273	.600	.525	.533	.511	.486
Net realized and unrealized gain (loss)	.014	2.348	(1.831)	(.022)	.247	(.249)
Total from investment operations	.287	2.948	(1.306)	.511	.758	.237
Distributions from net investment income	(.212)	(.488)	(.474)	(.521)	(.493)	(.462)
Distributions from net realized gain	(.015)	(.100)	(.070)	(.130)	(.045)	(.155)
Total distributions	(.227)	(.588)	(.544)	(.651)	(.538)	(.617)
Net asset value, end of period	$ 12.22	$ 12.16	$ 9.80	$ 11.65	$ 11.79	$ 11.57
Total Return B, C, D	2.37%	30.72%	(11.60)%	4.44%	6.70%	2.06%
Ratios to Average Net Assets F, H
Expenses before reductions	1.71% A	1.72%	1.76%	1.74%	1.76%	1.78%
Expenses net of fee waivers, if any	1.71% A	1.72%	1.75%	1.74%	1.75%	1.75%
Expenses net of all reductions	1.71% A	1.72%	1.75%	1.74%	1.75%	1.75%
Net investment income	4.50% A	5.43%	4.76%	4.54%	4.40%	4.16%
Supplemental Data
Net assets, end of period (in millions)	$ 332	$ 348	$ 267	$ 335	$ 342	$ 342
Portfolio turnover rate G	238% A	202%	255%	149%	81%	109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.10	$ 9.76	$ 11.60	$ 11.74	$ 11.53	$ 11.91
Income from Investment Operations
Net investment income E	.269	.597	.517	.526	.503	.475
Net realized and unrealized gain (loss)	.016	2.327	(1.817)	(.020)	.238	(.246)
Total from investment operations	.285	2.924	(1.300)	.506	.741	.229
Distributions from net investment income	(.210)	(.484)	(.470)	(.516)	(.486)	(.454)
Distributions from net realized gain	(.015)	(.100)	(.070)	(.130)	(.045)	(.155)
Total distributions	(.225)	(.584)	(.540)	(.646)	(.531)	(.609)
Net asset value, end of period	$ 12.16	$ 12.10	$ 9.76	$ 11.60	$ 11.74	$ 11.53
Total Return B, C, D	2.37%	30.60%	(11.59)%	4.42%	6.57%	1.99%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75% A	1.75%	1.79%	1.78%	1.81%	1.82%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.79%	1.78%	1.81%	1.82%
Expenses net of all reductions	1.75% A	1.75%	1.79%	1.78%	1.81%	1.82%
Net investment income	4.46% A	5.40%	4.72%	4.50%	4.34%	4.09%
Supplemental Data
Net assets, end of period (in millions)	$ 1,467	$ 1,336	$ 800	$ 866	$ 683	$ 540
Portfolio turnover rate G	238% A	202%	255%	149%	81%	109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 9.87	$ 11.72	$ 11.86	$ 11.63	$ 12.02
Income from Investment Operations
Net investment income D	.332	.710	.635	.652	.627	.599
Net realized and unrealized gain (loss)	.012	2.361	(1.835)	(.027)	.252	(.262)
Total from investment operations	.344	3.071	(1.200)	.625	.879	.337
Distributions from net investment income	(.269)	(.591)	(.580)	(.635)	(.604)	(.572)
Distributions from net realized gain	(.015)	(.100)	(.070)	(.130)	(.045)	(.155)
Total distributions	(.284)	(.691)	(.650)	(.765)	(.649)	(.727)
Net asset value, end of period	$ 12.31	$ 12.25	$ 9.87	$ 11.72	$ 11.86	$ 11.63
Total Return B, C	2.83%	31.92%	(10.67)%	5.42%	7.76%	2.91%
Ratios to Average Net Assets E, G
Expenses before reductions	.77% A	.78%	.78%	.77%	.79%	.81%
Expenses net of fee waivers, if any	.77% A	.78%	.78%	.77%	.79%	.81%
Expenses net of all reductions	.77% A	.78%	.78%	.76%	.79%	.80%
Net investment income	5.44% A	6.37%	5.73%	5.52%	5.36%	5.10%
Supplemental Data
Net assets, end of period (in millions)	$ 1,312	$ 1,156	$ 750	$ 889	$ 655	$ 520
Portfolio turnover rate F	238% A	202%	255%	149%	81%	109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC) FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is

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3. Significant Accounting Policies - continued

Security Valuation - continued

included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, market discount, partnerships (including allocations from

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 609,292
Gross unrealized depreciation	(216,253)
Net unrealized appreciation (depreciation)	$ 393,039

Tax cost	$ 7,974,050

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of

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4. Operating Policies - continued

Loans and Other Direct Debt Instruments - continued

insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. At the end of the period, the Fund had unfunded loan commitments of $65.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including swap agreements in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swap Agreements	$ 295	$ (1,310)
Totals (a)	$ 295	$ (1,310)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund

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5. Derivative Instruments - continued

Interest Rate Swaps - continued

entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $6,316,578 and $6,001,004, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 4,672	$ -
Class T	-%	.25%	1,949	-
Class B	.65%	.25%	1,551	1,163
Class C	.75%	.25%	7,047	2,119
			$ 15,219	$ 3,282

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 273
Class T	67
Class B*	363
Class C*	117
$ 820

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,768.15
Class T	1,138.15
Class B	343.20
Class C	985.14
Institutional Class	1,025.17
	$ 6,259

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $16 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Class A	$ 78,047	$ 145,916
Class T	32,606	74,724
Class B	5,970	13,400
Class C	24,255	45,479
Institutional Class	26,903	48,155
Total	$ 167,781	$ 327,674
From net realized gain
Class A	$ 4,406	$ 30,314
Class T	1,929	12,897
Class B	429	2,829
Class C	1,691	10,891
Institutional Class	1,472	9,216
Total	$ 9,927	$ 66,147

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Class A
Shares sold	61,022	138,915	$ 745,778	$ 1,553,818
Reinvestment of distributions	5,848	14,252	71,424	161,349
Shares redeemed	(60,017)	(68,424)	(731,073)	(752,938)
Net increase (decrease)	6,853	84,743	$ 86,129	$ 962,229
Class T
Shares sold	13,022	30,555	$ 159,006	$ 335,869
Reinvestment of distributions	2,488	7,202	30,376	80,594
Shares redeemed	(21,849)	(44,403)	(266,574)	(485,844)
Net increase (decrease)	(6,339)	(6,646)	$ (77,192)	$ (69,381)
Class B
Shares sold	3,589	8,165	$ 43,989	$ 90,422
Reinvestment of distributions	413	1,115	5,053	12,582
Shares redeemed	(5,464)	(7,847)	(66,931)	(85,639)
Net increase (decrease)	(1,462)	1,433	$ (17,889)	$ 17,365
Class C
Shares sold	20,476	43,623	$ 249,744	$ 485,642
Reinvestment of distributions	1,592	3,723	19,392	42,110
Shares redeemed	(11,809)	(18,979)	(144,084)	(205,293)
Net increase (decrease)	10,259	28,367	$ 125,052	$ 322,459
Institutional Class
Shares sold	26,817	46,051	$ 331,005	$ 519,754
Reinvestment of distributions	1,628	3,632	20,083	41,290
Shares redeemed	(16,203)	(31,328)	(200,261)	(343,846)
Net increase (decrease)	12,242	18,355	$ 150,827	$ 217,198

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

12. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

SI-USAN-0810
1.787775.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Strategic Income
Fund - Institutional Class

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Class A	1.01%
Actual		$ 1,000.00	$ 1,027.40	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06
Class T	1.00%
Actual		$ 1,000.00	$ 1,027.40	$ 5.03
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class B	1.71%
Actual		$ 1,000.00	$ 1,023.70	$ 8.58
HypotheticalA		$ 1,000.00	$ 1,016.31	$ 8.55
Class C	1.75%
Actual		$ 1,000.00	$ 1,023.70	$ 8.78
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,028.30	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Top Five Holdings as of June 30, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.8	17.9
Fannie Mae	3.3	2.8
Argentine Republic	2.4	2.4
Japan Government	2.4	2.3
Canadian Government	2.2	2.3
	28.1
Top Five Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	8.3	10.5
Telecommunication Services	7.7	7.0
Financials	7.2	8.0
Energy	5.5	4.4
Materials	4.3	5.0
Quality Diversification (% of fund's net assets)
As of June 30, 2010 *	As of December 31, 2009 **
U.S. Government and U.S. Government Agency Obligations † 27.6%	U.S. Government and U.S. Government Agency Obligations † 27.0%
AAA,AA,A 12.6%	AAA,AA,A 13.9%
BBB 3.8%	BBB 4.7%
BB 13.1%	BB 11.5%
B 22.4%	B 20.0%
CCC,CC,C 9.1%	CCC,CC,C 12.0%
D 0.0%	D 0.5%
Not Rated 4.8%	Not Rated 4.2%
Equities 1.2%	Equities 0.7%
Short-Term Investments and Net Other Assets 5.4%	Short-Term Investments and Net Other Assets 5.5%

† Includes FDIC Guaranteed Corporate Securities

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of June 30, 2010 *		As of December 31, 2009 **
	Preferred Securities 0.6%		Preferred Securities 0.6%
	Corporate Bonds 34.5%		Corporate Bonds 36.0%
	U.S. Government and U.S. Government Agency Obligations † 27.6%		U.S. Government and U.S. Government Agency Obligations † 27.0%
	Foreign Government & Government Agency Obligations 22.0%		Foreign Government & Government Agency Obligations 19.0%
	Floating Rate Loans 8.3%		Floating Rate Loans 10.4%
	Stocks 1.2%		Stocks 0.7%
	Other Investments 0.4%		Other Investments 0.8%
	Short-Term Investments and Net Other Assets 5.4%		Short-Term Investments and Net Other Assets 5.5%
* Foreign investments	33.4%	** Foreign investments	32.6%
* Swap	(0.1%)	** Swaps	0.1%
† Includes FDIC Guaranteed Corporate Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 34.3%
		Principal Amount (000s)(c)	Value (000s)
Convertible Bonds - 1.2%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.2%
TRW Automotive, Inc. 3.5% 12/1/15 (f)		$ 11,836	$ 13,636
ENERGY - 0.6%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		2,640	2,285
Oil, Gas & Consumable Fuels - 0.6%
Alpha Natural Resources, Inc. 2.375% 4/15/15		16,660	16,828
Chesapeake Energy Corp. 2.5% 5/15/37		16,670	13,089
Massey Energy Co. 3.25% 8/1/15		27,690	22,844
			52,761
TOTAL ENERGY			55,046
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
5.75% 8/15/12		393	386
6% 5/1/15		6,045	5,735
			6,121
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12		29,220	27,576
TOTAL CONVERTIBLE BONDS			102,379
Nonconvertible Bonds - 33.1%
CONSUMER DISCRETIONARY - 4.7%
Auto Components - 0.4%
Affinia Group, Inc.:
9% 11/30/14		2,950	2,950
10.75% 8/15/16 (f)		760	828
Cooper-Standard Automotive, Inc. 8.5% 5/1/18 (f)		1,775	1,779
Lear Corp.:
7.875% 3/15/18		1,380	1,377
8.125% 3/15/20		1,530	1,530
RSC Equipment Rental, Inc. 10% 7/15/17 (f)		2,610	2,799
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Tenneco, Inc.:
8.125% 11/15/15		$ 1,185	$ 1,191
8.625% 11/15/14		11,065	11,120
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		4,795	5,191
TRW Automotive, Inc.:
7% 3/15/14 (f)		335	332
7.25% 3/15/17 (f)		240	233
8.875% 12/1/17 (f)		1,550	1,589
			30,919
Automobiles - 0.1%
General Motors Corp.:
6.75% 5/1/28 (b)		9,670	2,659
7.7% 4/15/16 (b)		5,999	1,770
			4,429
Diversified Consumer Services - 0.0%
Mac-Gray Corp. 7.625% 8/15/15		680	655
Hotels, Restaurants & Leisure - 1.0%
GWR Operating Partnership LLP 10.875% 4/1/17 (f)		4,365	4,321
Harrah's Escrow Corp. 12.75% 4/15/18 (f)		7,620	7,220
Harrah's Operating Co., Inc. 11.25% 6/1/17		5,650	5,933
Landry's Restaurants, Inc. 11.625% 12/1/15		1,385	1,451
MCE Finance Ltd. 10.25% 5/15/18 (f)		9,695	10,180
MGM Mirage, Inc.:
5.875% 2/27/14		3,890	3,093
6.625% 7/15/15		12,399	9,671
6.75% 4/1/13		2,220	1,943
6.875% 4/1/16		4,440	3,441
7.5% 6/1/16		7,720	6,099
7.625% 1/15/17		5,785	4,512
9% 3/15/20 (f)		3,485	3,572
10.375% 5/15/14		1,535	1,669
11.125% 11/15/17		565	623
Mohegan Tribal Gaming Authority:
6.875% 2/15/15		3,533	2,508
11.5% 11/1/17 (f)		7,050	7,226
Scientific Games Corp. 6.25% 12/15/12		660	650
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		1,540	1,232
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Speedway Motorsports, Inc. 6.75% 6/1/13		$ 3,495	$ 3,486
Station Casinos, Inc.:
6% 4/1/12 (b)		9,620	571
6.5% 2/1/14 (b)		11,643	15
6.625% 3/15/18 (b)		11,970	15
6.875% 3/1/16 (b)		12,803	16
7.75% 8/15/16 (b)		14,415	910
Town Sports International Holdings, Inc. 11% 2/1/14		3,328	3,028
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15 (f)		3,030	3,045
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (b)		575	259
12.75% 1/15/13 (b)		1,070	1
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		1,052	573
			87,263
Household Durables - 0.2%
Controladora Mabe SA CV 7.875% 10/28/19 (f)		3,020	3,171
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16		6,165	6,165
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		6,915	7,192
Sealy Mattress Co. 10.875% 4/15/16 (f)		1,508	1,674
			18,202
Leisure Equipment & Products - 0.0%
Easton-Bell Sports, Inc. 9.75% 12/1/16 (f)		1,505	1,561
Media - 2.6%
AMC Entertainment, Inc. 11% 2/1/16		8,060	8,423
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		5,145	5,454
CanWest Media, Inc. 8% 9/15/12 (b)		444	445
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		6,485	6,461
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		19,569	22,871
Clear Channel Communications, Inc.:
4.9% 5/15/15		2,600	1,352
5.5% 9/15/14		2,000	1,100
5.5% 12/15/16		1,890	907
5.75% 1/15/13		3,145	2,406
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Communications, Inc.: - continued
6.25% 3/15/11		$ 175	$ 168
6.875% 6/15/18		1,275	618
10.75% 8/1/16		30,415	21,291
11.75% 8/1/16 pay-in-kind (i)		4,473	2,823
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (f)		1,490	1,483
Series B 9.25% 12/15/17 (f)		5,950	5,980
EchoStar Communications Corp.:
6.625% 10/1/14		5,075	5,075
7% 10/1/13		9,095	9,368
7.125% 2/1/16		33,535	33,703
Gray Television, Inc. 10.5% 6/29/15 (f)		1,985	1,916
Interpublic Group of Companies, Inc. 10% 7/15/17		2,530	2,789
Liberty Media Corp. 8.5% 7/15/29		6,535	6,012
Livent, Inc. yankee 9.375% 10/15/04 (b)		300	0
MDC Partners, Inc. 11% 11/1/16 (f)		845	900
MediMedia USA, Inc. 11.375% 11/15/14 (f)		850	723
Net Servicos de Comunicacao SA 7.5% 1/27/20 (f)		6,090	6,349
Nielsen Finance LLC/Nielsen Finance Co.:
10% 8/1/14		3,620	3,720
11.5% 5/1/16		4,920	5,387
11.625% 2/1/14		2,535	2,776
Rainbow National Services LLC:
8.75% 9/1/12 (f)		3,280	3,280
10.375% 9/1/14 (f)		9,075	9,415
Sun Media Corp. Canada 7.625% 2/15/13		635	635
The Reader's Digest Association, Inc. 9.5% 2/15/17 (f)(i)		13,085	13,052
TL Acquisitions, Inc. 10.5% 1/15/15 (f)		24,495	22,842
Univision Communications, Inc. 12% 7/1/14 (f)		7,300	7,829
Videotron Ltd. 6.875% 1/15/14		550	553
			218,106
Multiline Retail - 0.2%
Matahari International Finance Co. BV 10.75% 8/7/12		8,425	8,815
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		6,780	6,661
			15,476
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.2%
Claire's Stores, Inc.:
9.25% 6/1/15		$ 2,775	$ 2,380
9.625% 6/1/15 pay-in-kind (i)		4,358	3,699
Michaels Stores, Inc.:
0% 11/1/16 (d)		445	395
10% 11/1/14		5,150	5,279
Sonic Automotive, Inc. 9% 3/15/18		1,970	1,980
			13,733
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co.:
7.625% 5/15/20 (f)		2,170	2,121
8.875% 4/1/16		1,650	1,708
			3,829
TOTAL CONSUMER DISCRETIONARY			394,173
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		330	342
16% 3/27/12		150	138
16% 3/27/12 (f)		4,947	4,557
			5,037
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
8.625% 3/1/15		835	681
9.375% 12/15/15		2,620	2,129
9.5% 6/15/17		3,670	2,890
			5,700
Food Products - 0.2%
Hines Nurseries, Inc. 10.25% 10/1/11 (b)		370	4
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14		5,200	5,798
Michael Foods Group, Inc. 9.75% 7/15/18 (f)		1,885	1,937
Smithfield Foods, Inc. 10% 7/15/14 (f)		5,540	6,122
			13,861
Household Products - 0.0%
Cellu Tissue Holdings, Inc. 11.5% 6/1/14		3,600	3,897
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		$ 470	$ 462
Revlon Consumer Products Corp. 9.75% 11/15/15 (f)		3,875	3,962
			4,424
TOTAL CONSUMER STAPLES			32,919
ENERGY - 4.7%
Energy Equipment & Services - 0.2%
Complete Production Services, Inc. 8% 12/15/16		2,530	2,454
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		3,970	3,613
Hercules Offshore, Inc. 10.5% 10/15/17 (f)		4,990	4,429
Pioneer Drilling Co. 9.875% 3/15/18 (f)		3,410	3,308
			13,804
Oil, Gas & Consumable Fuels - 4.5%
Adaro Indonesia PT 7.625% 10/22/19 (f)		4,115	4,177
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18		4,090	4,361
Atlas Pipeline Partners LP 8.125% 12/15/15		9,415	8,662
ATP Oil & Gas Corp. 11.875% 5/1/15 (f)		32,370	23,630
Berry Petroleum Co.:
8.25% 11/1/16		2,930	2,871
10.25% 6/1/14		2,220	2,364
Chaparral Energy, Inc. 8.5% 12/1/15		4,498	4,183
Chesapeake Energy Corp.:
6.5% 8/15/17		13,550	13,415
6.875% 11/15/20		12,030	12,135
7.25% 12/15/18		1,970	2,034
7.625% 7/15/13		11,615	12,138
9.5% 2/15/15		5,630	6,221
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)		4,560	4,423
CONSOL Energy, Inc.:
8% 4/1/17 (f)		6,470	6,696
8.25% 4/1/20 (f)		6,645	6,944
Continental Resources, Inc. 8.25% 10/1/19		885	925
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18		4,920	4,920
Denbury Resources, Inc.:
8.25% 2/15/20		3,877	4,051
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Denbury Resources, Inc.: - continued
9.75% 3/1/16		$ 1,660	$ 1,780
Drummond Co., Inc.:
7.375% 2/15/16		6,605	6,341
9% 10/15/14 (f)		8,335	8,460
DTEK Finance BV 9.5% 4/28/15 (f)		3,485	3,293
EXCO Resources, Inc. 7.25% 1/15/11		570	566
Forest Oil Corp. 8% 12/15/11		480	499
International Coal Group, Inc. 9.125% 4/1/18		920	918
InterNorth, Inc. 9.625% 3/16/06 (b)		935	0
KazMunaiGaz Finance Sub BV:
7% 5/5/20 (f)		1,950	1,952
8.375% 7/2/13 (f)		3,355	3,607
9.125% 7/2/18 (f)		3,735	4,291
11.75% 1/23/15 (f)		4,880	5,966
LINN Energy LLC 8.625% 4/15/20 (f)		9,610	9,838
Mariner Energy, Inc.:
7.5% 4/15/13		2,900	2,973
8% 5/15/17		4,870	5,326
11.75% 6/30/16		4,955	6,169
Naftogaz of Ukraine NJSC 9.5% 9/30/14		4,055	4,207
Nakilat, Inc. 6.267% 12/31/33 (Reg. S)		3,360	3,209
Newfield Exploration Co. 6.875% 2/1/20		12,875	12,457
OPTI Canada, Inc.:
7.875% 12/15/14		8,955	7,791
8.25% 12/15/14		1,360	1,190
9% 12/15/12 (f)		3,060	3,091
Pan American Energy LLC 7.875% 5/7/21 (f)		3,170	3,138
Peabody Energy Corp. 7.875% 11/1/26		5,640	5,922
Pemex Project Funding Master Trust 6.625% 6/15/35		2,870	2,952
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		1,800	1,800
8.375% 12/10/18		635	746
Petrohawk Energy Corp.:
7.875% 6/1/15		22,900	22,957
9.125% 7/15/13		10,710	11,219
Petroleos de Venezuela SA:
5.25% 4/12/17		16,000	8,560
5.375% 4/12/27		36,245	16,129
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos 6% 3/5/20 (f)		$ 2,990	$ 3,125
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		3,105	2,958
Petroleum Development Corp. 12% 2/15/18		4,390	4,533
Petroleum Export Ltd. 5.265% 6/15/11 (Reg. S)		1,114	1,114
Pioneer Natural Resources Co. 7.5% 1/15/20		8,285	8,534
Plains Exploration & Production Co. 10% 3/1/16		10,150	10,759
Quicksilver Resources, Inc. 11.75% 1/1/16		5,045	5,575
Range Resources Corp. 7.375% 7/15/13		2,190	2,212
Rosetta Resources, Inc. 9.5% 4/15/18 (f)		3,565	3,547
SandRidge Energy, Inc.:
8% 6/1/18 (f)		3,010	2,844
8.625% 4/1/15 pay-in-kind (i)		2,020	1,939
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,509
Southwestern Energy Co. 7.5% 2/1/18		2,460	2,626
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (f)		4,265	4,628
Teekay Corp. 8.5% 1/15/20		3,695	3,713
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	582
7.5% 4/1/17		7,600	8,679
7.625% 4/1/37		1,035	1,147
8% 2/1/16		1,160	1,349
8.375% 6/15/32		1,155	1,354
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		2,880	3,038
Venoco, Inc. 11.5% 10/1/17		3,335	3,402
W&T Offshore, Inc. 8.25% 6/15/14 (f)		5,300	4,770
YPF SA 10% 11/2/28		6,985	7,317
			382,751
TOTAL ENERGY			396,555
FINANCIALS - 6.0%
Capital Markets - 0.2%
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		5,755	5,690
HSBC Bank PLC 5.75% 6/27/17 (e)	GBP	1,130	1,756
Penson Worldwide, Inc. 12.5% 5/15/17 (f)		3,580	3,571
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
UBS AG Jersey Branch 4.125% 9/25/18 (i)	EUR	1,200	$ 1,458
VTB Capital SA 4.25% 2/15/16	EUR	1,000	1,229
			13,704
Commercial Banks - 1.1%
African Export-Import Bank 8.75% 11/13/14		4,020	4,261
Barclays Bank PLC 0% 3/18/13 (f)		4,245	4,193
CIT Group, Inc.:
7% 5/1/13		1,854	1,779
7% 5/1/14		2,780	2,600
7% 5/1/15		2,780	2,551
7% 5/1/16		4,634	4,205
7% 5/1/17		6,488	5,855
Development Bank of Philippines 8.375% (i)		6,055	6,418
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		23,835	23,477
Export-Import Bank of India 0.7438% 6/7/12 (i)	JPY	170,000	1,869
HSBK (Europe) B.V. 9.25% 10/16/13 (f)		7,695	8,041
Intesa Sanpaolo SpA 3.75% 11/23/16	EUR	1,850	2,258
Kazkommerts International BV 8.5% 4/16/13 (f)		4,855	4,564
KBC IFIMA NV 0.918% 12/14/15 (i)	EUR	1,200	1,333
Kiev Ukraine 8.625% 7/15/11 (Issued by UniCredit Bank AG for Kiev Ukraine)		2,910	2,895
Rabobank Nederland 4.125% 1/14/20	EUR	6,750	8,592
RSHB Capital SA 9% 6/11/14 (f)		1,535	1,723
Santander Finance Preferred SA Unipersonal 7.3% 7/29/19 (i)	GBP	2,150	3,270
US Bank NA 4.375% 2/28/17 (i)	EUR	1,600	1,939
Wells Fargo & Co. 7.98% (i)		2,035	2,076
			93,899
Consumer Finance - 1.7%
ACE Cash Express, Inc. 10.25% 10/1/14 (f)		1,420	1,157
Ford Motor Credit Co. LLC:
7% 10/1/13		5,290	5,395
7.25% 10/25/11		12,485	12,826
7.375% 2/1/11		735	749
7.5% 8/1/12		9,230	9,438
8% 6/1/14		5,120	5,261
12% 5/15/15		12,770	14,717
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
General Motors Acceptance Corp.:
6.75% 12/1/14		$ 11,870	$ 11,395
8% 11/1/31		7,330	6,742
GMAC LLC:
6% 4/1/11		1,435	1,431
6.75% 12/1/14		4,285	4,156
8% 11/1/31		70,918	65,599
			138,866
Diversified Financial Services - 2.3%
Azovstal Capital BV 9.125% 2/28/11		400	395
Bank of America Corp.:
4% 3/28/18 (i)	EUR	2,950	3,264
8% (i)		5,365	5,191
8.125% (i)		7,380	7,177
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		1,510	1,510
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	1,450	1,637
Broadgate PLC 1.4472% 10/5/25 (i)	GBP	595	675
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18 (f)		2,920	2,927
8.125% 4/30/20 (f)		6,955	7,042
City of Buenos Aires 12.5% 4/6/15 (f)		9,135	9,226
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	236	399
8.151% 12/31/30	GBP	475	871
FireKeepers Development Authority 13.875% 5/1/15 (f)		1,600	1,848
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		1,688	1,690
GMAC, Inc. 8% 3/15/20 (f)		12,000	11,850
Greene King Finance PLC Series A1, 1.11% 6/15/31 (i)	GBP	1,000	1,195
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16 (f)		17,070	16,558
8% 1/15/18 (f)		17,070	16,558
Imperial Tobacco Finance 8.375% 2/17/16	EUR	2,100	3,169
Ineos Finance PLC 9% 5/15/15 (f)		2,655	2,645
International Lease Finance Corp.:
5.625% 9/20/13		6,845	6,178
5.65% 6/1/14		8,508	7,551
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
6.375% 3/25/13		$ 4,313	$ 4,043
6.625% 11/15/13		17,827	16,401
JPMorgan Chase & Co. 6.125% 4/1/14	EUR	1,700	2,315
LBI Escrow Corp. 8% 11/1/17 (f)		7,115	7,311
Merck Financial Services GmbH 4.5% 3/24/20	EUR	5,550	7,189
NCO Group, Inc. 11.875% 11/15/14		2,185	2,087
Pontis Ltd. 6.25% 7/20/10 (f)		9,290	9,151
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		1,795	1,808
Red Arrow International Leasing PLC 8.375% 6/30/12	RUB	53,923	1,729
TMK Capital SA 10% 7/29/11		6,300	6,511
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (f)		4,285	4,472
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	700	883
UPC Germany GmbH 8.125% 12/1/17 (f)		7,210	7,066
WaMu Covered Bond Program:
3.875% 9/27/11	EUR	1,090	1,359
4.375% 5/19/14	EUR	2,250	2,889
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(i)		13,370	12,135
			196,905
Insurance - 0.3%
American International Group, Inc.:
4.25% 5/15/13		1,685	1,626
5.05% 10/1/15		2,765	2,540
5.45% 5/18/17		8,585	7,619
5.6% 10/18/16		4,760	4,346
5.85% 1/16/18		1,505	1,345
8.25% 8/15/18		5,085	5,149
AXA SA 5.25% 4/16/40 (i)	EUR	4,000	4,550
USI Holdings Corp. 4.3109% 11/15/14 (f)(i)		920	752
			27,927
Real Estate Investment Trusts - 0.1%
Omega Healthcare Investors, Inc. 7.5% 2/15/20 (f)		4,860	4,775
Real Estate Management & Development - 0.3%
CB Richard Ellis Services, Inc. 11.625% 6/15/17		6,420	7,223
Realogy Corp.:
10.5% 4/15/14		15,000	12,750
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
11.75% 4/15/14 pay-in-kind (i)		$ 4,542	$ 3,723
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (f)		845	868
Ventas Realty LP 6.5% 6/1/16		980	982
			25,546
TOTAL FINANCIALS			501,622
HEALTH CARE - 1.5%
Health Care Equipment & Supplies - 0.0%
Invacare Corp. 9.75% 2/15/15		1,530	1,645
Health Care Providers & Services - 1.3%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (f)		7,720	8,203
Capella Healthcare, Inc. 9.25% 7/1/17 (f)		3,465	3,500
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (i)		8,225	7,772
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,730
DASA Finance Corp. 8.75% 5/29/18 (f)		1,865	2,019
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	1,030
HCA, Inc.:
5.75% 3/15/14		3,377	3,141
6.25% 2/15/13		1,755	1,724
6.375% 1/15/15		1,125	1,050
6.5% 2/15/16		4,220	3,935
6.75% 7/15/13		1,750	1,715
7.25% 9/15/20		23,835	23,716
9.125% 11/15/14		7,020	7,318
9.25% 11/15/16		17,055	17,993
HealthSouth Corp. 8.125% 2/15/20		7,395	7,274
Quintiles Transnational Holdings, Inc. 9.5% 12/30/14 (f)		4,910	4,910
Rhoen-Klinikum AG 3.875% 3/11/16	EUR	1,400	1,760
Skilled Healthcare Group, Inc. 11% 1/15/14		3,652	3,762
Sun Healthcare Group, Inc. 9.125% 4/15/15		310	322
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		$ 684	$ 718
United Surgical Partners International, Inc. 8.875% 5/1/17		895	886
			104,478
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,790
Pharmaceuticals - 0.2%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16 (f)		5,775	5,631
Leiner Health Products, Inc. 11% 6/1/12 (b)		1,885	141
Mylan, Inc.:
7.625% 7/15/17 (f)		3,900	4,007
7.875% 7/15/20 (f)		7,040	7,216
Roche Holdings, Inc. 6.5% 3/4/21	EUR	1,950	3,007
			20,002
TOTAL HEALTH CARE			127,915
INDUSTRIALS - 2.5%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp.:
10.25% 2/1/15		800	616
12% 11/1/14 pay-in-kind (f)		1,433	1,428
DigitalGlobe, Inc. 10.5% 5/1/14		2,915	3,134
GeoEye, Inc. 9.625% 10/1/15 (f)		1,030	1,056
Hexcel Corp. 6.75% 2/1/15		2,350	2,303
			8,537
Airlines - 0.6%
American Airlines, Inc. equipment trust certificate 13% 8/1/16		4,802	5,283
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		5,914	6,594
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		813	756
Continental Airlines, Inc. 7.25% 11/10/19		5,065	5,394
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		16,400	164
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc.: - continued
9.5% 9/15/14 (f)		$ 1,530	$ 1,614
10% 8/15/08 (a)		1,255	13
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		8,583	8,722
8.021% 8/10/22		4,389	4,213
Northwest Airlines Corp. 10% 2/1/09 (a)		1,895	0
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		1,365	7
8.875% 6/1/06 (a)		1,355	0
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		2,211	2,128
8.028% 11/1/17		844	743
United Air Lines, Inc.:
9.875% 8/1/13 (f)		2,140	2,213
12% 11/1/13 (f)		3,415	3,577
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		8,505	9,037
			50,458
Building Products - 0.2%
Nortek, Inc. 11% 12/1/13		11,672	12,168
Commercial Services & Supplies - 0.6%
ACCO Brands Corp. 10.625% 3/15/15		595	637
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		160	160
Browning-Ferris Industries, Inc. 9.25% 5/1/21		680	843
Casella Waste Systems, Inc. 11% 7/15/14 (f)		1,510	1,631
Cenveo Corp. 10.5% 8/15/16 (f)		2,795	2,844
Garda World Security Corp. 9.75% 3/15/17 (f)		2,260	2,283
International Lease Finance Corp.:
4.75% 1/13/12		2,500	2,366
5% 9/15/12		2,715	2,508
8.625% 9/15/15 (f)		7,985	7,546
8.75% 3/15/17 (f)		11,970	11,252
Iron Mountain, Inc.:
6.625% 1/1/16		10,955	10,763
7.75% 1/15/15		4,830	4,866
The Geo Group, Inc. 7.75% 10/15/17 (f)		2,845	2,888
			50,587
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.1%
Blount, Inc. 8.875% 8/1/12		$ 1,250	$ 1,253
Odebrecht Finance Ltd. 7% 4/21/20 (f)		1,830	1,857
Odebrecht Overseas Ltd. 9.625%		1,620	1,620
			4,730
Electrical Equipment - 0.0%
General Cable Corp. 7.125% 4/1/17		680	673
Sensus Metering Systems, Inc. 8.625% 12/15/13		900	882
			1,555
Industrial Conglomerates - 0.2%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	2,400	3,051
Sequa Corp.:
11.75% 12/1/15 (f)		11,050	10,884
13.5% 12/1/15 pay-in-kind (f)		4,393	4,459
			18,394
Machinery - 0.2%
ArvinMeritor, Inc. 10.625% 3/15/18		2,115	2,226
Chart Industries, Inc. 9.125% 10/15/15		1,160	1,160
Cummins, Inc. 7.125% 3/1/28		1,870	2,082
Navistar International Corp. 8.25% 11/1/21		9,025	9,138
Terex Corp. 10.875% 6/1/16		5,025	5,402
			20,008
Marine - 0.1%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (f)		2,510	2,523
9.5% 12/15/14		5,215	5,006
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,050	1,968
			9,497
Road & Rail - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 9.625% 3/15/18 (f)		2,465	2,490
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		1,670	1,703
7.625% 12/1/13		1,700	1,738
12.5% 4/1/16		5,710	6,823
Swift Transportation Co., Inc. 12.5% 5/15/17 (f)		1,270	1,213
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
TFM SA de CV 9.375% 5/1/12		$ 926	$ 947
Western Express, Inc. 12.5% 4/15/15 (f)		3,185	2,922
			17,836
Trading Companies & Distributors - 0.1%
Penhall International Corp. 12% 8/1/14 (f)		1,515	1,061
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (i)		10,578	10,684
			11,745
Transportation Infrastructure - 0.1%
Trico Shipping AS 11.875% 11/1/14 (f)		9,180	8,882
TOTAL INDUSTRIALS			214,397
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.5%
Avaya, Inc.:
9.75% 11/1/15		7,920	7,405
10.125% 11/1/15 pay-in-kind (i)		4,608	4,308
Brocade Communications Systems, Inc.:
6.625% 1/15/18 (f)		1,135	1,126
6.875% 1/15/20 (f)		1,135	1,128
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14		6,290	6,369
Lucent Technologies, Inc.:
6.45% 3/15/29		20,050	13,233
6.5% 1/15/28		6,570	4,336
ViaSat, Inc. 8.875% 9/15/16		1,335	1,358
			39,263
Computers & Peripherals - 0.0%
Seagate Technology International 10% 5/1/14 (f)		1,450	1,653
Electronic Equipment & Components - 0.1%
Reddy Ice Corp.:
11.25% 3/15/15 (f)		4,625	4,764
13.25% 11/1/15 (f)		3,266	3,152
			7,916
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		8,180	8,303
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.2%
Ceridian Corp.:
11.25% 11/15/15		$ 4,145	$ 3,731
12.25% 11/15/15 pay-in-kind (i)		932	843
SunGard Data Systems, Inc. 9.125% 8/15/13		5,280	5,386
Unisys Corp.:
12.5% 1/15/16		3,030	3,272
12.75% 10/15/14 (f)		437	488
14.25% 9/15/15 (f)		350	403
			14,123
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices, Inc. 8.125% 12/15/17 (f)		3,470	3,444
Amkor Technology, Inc. 7.375% 5/1/18 (f)		3,485	3,398
Avago Technologies Finance Ltd. 11.875% 12/1/15		8,455	9,227
Freescale Semiconductor, Inc.:
9.125% 12/15/14 pay-in-kind (i)		4,571	4,091
9.25% 4/15/18 (f)		2,800	2,744
10.125% 3/15/18 (f)		9,655	9,945
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 10.5% 4/15/18 (f)		2,340	2,381
New ASAT Finance Ltd. 9.25% 2/1/11 (b)		2,100	3
NXP BV 3.0528% 10/15/13 (i)		9,075	7,759
Spansion LLC 11.25% 1/15/16 (b)(f)		4,255	4,371
Viasystems, Inc. 12% 1/15/15 (f)		4,000	4,320
			51,683
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		870	653
TOTAL INFORMATION TECHNOLOGY			123,594
MATERIALS - 3.4%
Chemicals - 0.8%
Ashland, Inc. 9.125% 6/1/17		2,490	2,720
Braskem Finance Ltd. 7% 5/7/20 (f)		1,600	1,616
Chemtura Corp. 6.875% 6/1/16 (b)		1,225	1,378
Georgia Gulf Corp. 9% 1/15/17 (f)		10,825	11,150
MacDermid, Inc. 9.5% 4/15/17 (f)		500	501
Momentive Performance Materials, Inc.:
9.75% 12/1/14		16,120	15,233
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Momentive Performance Materials, Inc.: - continued
10.125% 12/1/14 pay-in-kind (i)		$ 7,860	$ 7,664
11.5% 12/1/16		10,765	9,689
NOVA Chemicals Corp.:
3.7476% 11/15/13 (i)		1,690	1,555
6.5% 1/15/12		5,775	5,804
Solutia, Inc.:
7.875% 3/15/20		2,180	2,180
8.75% 11/1/17		1,100	1,136
Sterling Chemicals, Inc. 10.25% 4/1/15		1,600	1,568
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (b)		3,430	3,344
			65,538
Construction Materials - 0.0%
Headwaters, Inc. 11.375% 11/1/14		1,025	1,030
SOV Housing Capital PLC 5.705% 9/10/39	GBP	1,400	2,224
			3,254
Containers & Packaging - 0.5%
AEP Industries, Inc. 7.875% 3/15/13		640	630
Berry Plastics Holding Corp.:
4.4121% 9/15/14 (i)		640	550
8.875% 9/15/14		10,865	10,512
10.25% 3/1/16		4,055	3,528
Crown Cork & Seal, Inc.:
7.375% 12/15/26		9,795	8,913
7.5% 12/15/96		3,685	2,755
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (b)		1,170	0
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (b)		5,845	0
Temple-Inland, Inc.:
6.625% 1/15/16		165	168
7.875% 5/1/12		3,735	4,015
Vitro SAB de CV:
8.625% 2/1/12 (b)		26,810	12,333
9.125% 2/1/17 (b)		2,210	1,017
			44,421
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 2.0%
Aleris International, Inc.:
6% 6/1/20 (f)		$ 33	$ 156
9.75% 12/15/14 pay-in-kind (b)(i)		2,790	21
CSN Islands XI Corp. 6.875% 9/21/19 (f)		5,990	6,092
Edgen Murray Corp. 12.25% 1/15/15 (f)		8,545	7,221
Evraz Group SA 8.875% 4/24/13 (f)		7,925	8,084
FMG Finance Property Ltd.:
10% 9/1/13 (f)		4,945	5,217
10.625% 9/1/16 (f)		33,980	37,548
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15		8,780	9,515
8.375% 4/1/17		34,820	38,302
International Steel Group, Inc. 6.5% 4/15/14		10,550	11,294
Metinvest BV 10.25% 5/20/15 (f)		3,620	3,525
Novelis, Inc. 11.5% 2/15/15		1,185	1,268
RathGibson, Inc. 11.25% 2/15/14 (b)		5,905	89
Severstal Columbus LLC 10.25% 2/15/18 (f)		7,005	7,075
Southern Copper Corp. 6.75% 4/16/40		3,160	3,144
Teck Resources Ltd.:
9.75% 5/15/14		6,275	7,418
10.25% 5/15/16		8,000	9,440
10.75% 5/15/19		9,360	11,469
			166,878
Paper & Forest Products - 0.1%
Glatfelter 7.125% 5/1/16		550	534
NewPage Corp.:
6.5944% 5/1/12 (i)		1,770	1,168
11.375% 12/31/14		4,775	4,321
Solo Cup Co. 8.5% 2/15/14		2,140	1,921
Stone Container Corp. 8.375% 7/1/12 (b)		3,005	0
			7,944
TOTAL MATERIALS			288,035
TELECOMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 4.4%
Alestra SA de RL de CV 11.75% 8/11/14		4,520	4,814
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Citizens Communications Co.:
7.875% 1/15/27		$ 4,895	$ 4,357
9% 8/15/31		3,655	3,390
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)		28,617	28,545
Frontier Communications Corp.:
8.25% 4/15/17 (f)		6,470	6,519
8.5% 4/15/20 (f)		6,645	6,678
Global Crossing Ltd. 12% 9/15/15 (f)		3,130	3,318
Intelsat Bermuda Ltd.:
11.25% 2/4/17		42,616	43,042
12.5% 2/4/17 pay-in-kind (i)		41,765	39,792
Intelsat Corp.:
9.25% 8/15/14		5,215	5,345
9.25% 6/15/16		8,820	9,261
Intelsat Ltd. 11.25% 6/15/16		27,785	29,660
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (f)		5,425	5,588
Qwest Communications International, Inc.:
7.125% 4/1/18 (f)		6,665	6,632
7.5% 2/15/14		7,555	7,574
7.5% 2/15/14		1,655	1,659
Sprint Capital Corp.:
6.875% 11/15/28		74,790	62,076
6.9% 5/1/19		5,935	5,371
8.75% 3/15/32		61,330	58,570
U.S. West Communications:
6.875% 9/15/33		2,535	2,326
7.25% 9/15/25		535	515
7.25% 10/15/35		1,455	1,335
7.5% 6/15/23		460	440
Wind Acquisition Finance SA:
11.75% 7/15/17 (f)		21,075	21,602
12% 12/1/15 (f)		11,630	11,979
			370,388
Wireless Telecommunication Services - 2.4%
Clearwire Escrow Corp. 12% 12/1/15 (f)		4,260	4,249
Digicel Group Ltd.:
8.875% 1/15/15 (f)		23,300	22,485
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Digicel Group Ltd.: - continued
9.125% 1/15/15 pay-in-kind (f)(i)		$ 7,565	$ 7,338
10.5% 4/15/18 (f)		20,905	21,428
12% 4/1/14 (f)		9,725	10,843
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (f)		4,220	4,262
9.5% 6/15/16		19,260	20,175
11.5% 6/15/16		8,740	9,286
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15		12,125	12,322
Millicom International Cellular SA 10% 12/1/13		19,270	19,848
Mobile Telesystems Finance SA 8% 1/28/12 (f)		2,336	2,432
MTS International Funding Ltd. 8.625% 6/22/20 (f)		2,565	2,650
Nextel Communications, Inc.:
5.95% 3/15/14		9,445	8,760
7.375% 8/1/15		5,220	4,959
NII Capital Corp. 10% 8/15/16		17,475	18,392
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		9,690	8,769
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		12,184	11,392
Sprint Nextel Corp. 6% 12/1/16		6,700	6,013
Telecom Personal SA 9.25% 12/22/10 (f)		5,490	5,600
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		5,670	5,982
			207,185
TOTAL TELECOMMUNICATION SERVICES			577,573
UTILITIES - 1.6%
Electric Utilities - 0.5%
Chivor SA E.S.P. 9.75% 12/30/14 (f)		2,355	2,661
Empresa Distribuidora y Comercializadora Norte SA 10.5% 10/9/17		1,400	1,428
Intergen NV 9% 6/30/17 (f)		17,825	17,736
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		5,060	5,579
7.75% 1/20/20 (f)		3,370	3,690
8% 8/7/19 (f)		2,455	2,713
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
National Power Corp. 6.875% 11/2/16 (f)		$ 2,715	$ 2,987
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.25% 11/1/16 pay-in-kind (i)		2,198	1,387
			38,181
Gas Utilities - 0.2%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		3,780	3,780
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	7,048
8% 3/1/32		3,550	4,030
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		6,345	6,059
			20,917
Independent Power Producers & Energy Traders - 0.6%
Energy Future Holdings Corp.:
10% 1/15/20 (f)		3,415	3,398
10.875% 11/1/17		50,220	37,163
12% 11/1/17 pay-in-kind (i)		7,432	4,680
Enron Corp.:
Series A, 8.375% 5/23/05 (b)		2,500	0
0% 11/17/08 (b)(i)		684	0
6.4% 7/15/06 (b)		9,815	0
6.625% 11/15/05 (b)		2,200	0
6.75% 8/1/09 (b)		550	0
6.875% 10/15/07 (b)		1,330	0
6.95% 7/15/28 (b)		1,204	0
7.125% 5/15/07 (b)		235	0
7.375% 5/15/19 (b)		1,400	0
7.875% 6/15/03 (b)		235	0
9.125% 4/1/03 (b)		50	0
9.875% 6/5/03 (b)		4,720	0
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (f)		2,795	3,085
7.39% 12/2/24 (f)		2,880	3,150
Tenaska Alabama Partners LP 7% 6/30/21 (f)		963	924
			52,400
Multi-Utilities - 0.3%
Aquila, Inc. 11.875% 7/1/12 (i)		1,615	1,860
Corporate Bonds - continued
		Principal Amount (000s)(c)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp. 10.75% 3/15/16		$ 18,183	$ 23,313
Utilicorp United, Inc. 7.95% 2/1/11 (e)		39	40
			25,213
TOTAL UTILITIES			136,711
TOTAL NONCONVERTIBLE BONDS			2,793,494
TOTAL CORPORATE BONDS (Cost $2,768,415)			2,895,873
U.S. Government and Government Agency Obligations - 23.8%

U.S. Government Agency Obligations - 3.7%
Fannie Mae:
1.125% 7/30/12		41,420	41,703
1.25% 6/22/12		87,210	88,058
Federal Home Loan Bank:
1.5% 1/16/13		15,290	15,487
1.875% 6/21/13		36,440	37,169
3.625% 10/18/13		8,705	9,327
Freddie Mac:
1.625% 4/15/13		20,000	20,308
1.75% 6/15/12		73,924	75,389
4.125% 12/21/12		4,080	4,405
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		11,210	13,122
Private Export Funding Corp. secured:
4.974% 8/15/13		1,515	1,680
5.685% 5/15/12		1,285	1,403
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		348	368
Tennessee Valley Authority 5.25% 9/15/39		5,600	6,109
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			314,528
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(c)	Value (000s)
U.S. Treasury Obligations - 17.8%
U.S. Treasury Bonds:
3.5% 2/15/39		$ 69,782	$ 64,974
4.25% 5/15/39		23,717	25,136
4.375% 5/15/40		34,272	37,158
4.5% 5/15/38		7,550	8,346
4.5% 8/15/39		16,300	17,996
5.25% 2/15/29		31,710	38,215
6.125% 8/15/29		9,487	12,621
6.25% 8/15/23		36,125	46,867
7.5% 11/15/16		2,850	3,736
7.5% 11/15/24		10,690	15,521
7.875% 2/15/21		6,800	9,742
8% 11/15/21		11,000	16,010
8.125% 5/15/21		9,286	13,550
9.875% 11/15/15		11,595	16,305
U.S. Treasury Notes:
0.75% 11/30/11		14,414	14,470
0.75% 5/31/12		56,030	56,201
0.875% 1/31/12		26,518	26,662
1% 9/30/11		12,000	12,083
1% 12/31/11		22,619	22,787
1% 4/30/12		6,468	6,518
1.375% 11/15/12		7,986	8,102
1.375% 2/15/13		82,848	83,955
1.5% 12/31/13		4,313	4,350
1.75% 4/15/13		36,755	37,596
1.875% 4/30/14		28,912	29,443
1.875% 6/30/15		19,907	19,993
2.375% 8/31/14		13,000	13,444
2.375% 9/30/14		24,851	25,676
2.375% 10/31/14		10,038	10,360
2.5% 3/31/15		120,549	124,950
2.5% 4/30/15		70,378	72,902
2.625% 6/30/14		39,248	41,042
2.625% 7/31/14		66,965	69,994
2.625% 4/30/16		3,137	3,225
2.75% 11/30/16		10,000	10,259
2.75% 2/15/19		23,501	23,433
3% 9/30/16		37,355	38,975
3% 2/28/17		66,584	69,164
3.125% 8/31/13		11,100	11,816
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(c)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 9/30/13		$ 34,572	$ 36,816
3.125% 10/31/16		41,816	43,894
3.125% 1/31/17		30,990	32,433
3.125% 5/15/19		52,907	54,060
3.375% 6/30/13		8,470	9,079
3.5% 5/15/20		24,382	25,544
3.625% 8/15/19		18,531	19,612
3.625% 2/15/20		19,848	20,991
3.75% 11/15/18		34,582	37,295
3.875% 5/15/18		2,550	2,789
4% 8/15/18		5,478	6,030
4.25% 11/15/17		28,890	32,476
4.5% 5/15/17		13,745	15,648
TOTAL U.S. TREASURY OBLIGATIONS			1,500,244
Other Government Related - 2.3%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (g)		3,013	3,086
3.125% 6/15/12 (FDIC Guaranteed) (g)		45	47
Citibank NA:
1.75% 12/28/12 (FDIC Guaranteed) (g)		15,000	15,271
1.875% 5/7/12 (FDIC Guaranteed) (g)		18,000	18,375
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (g)		29,000	29,616
1.875% 11/15/12 (FDIC Guaranteed) (g)		6,937	7,085
2% 3/30/12 (FDIC Guaranteed) (g)		10,000	10,210
2.125% 7/12/12 (FDIC Guaranteed) (g)		2,505	2,570
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (g)		12,000	12,116
2% 9/28/12 (FDIC Guaranteed) (g)		19,526	19,997
2.125% 12/21/12 (FDIC Guaranteed) (g)		15,000	15,425
2.625% 12/28/12 (FDIC Guaranteed) (g)		5,402	5,615
3% 12/9/11 (FDIC Guaranteed) (g)		3,120	3,223
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (g)		21,000	21,369
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (g)		45	47
JPMorgan Chase & Co.:
2.125% 6/22/12 (FDIC Guaranteed) (g)		5,240	5,376
2.2% 6/15/12 (FDIC Guaranteed) (g)		5,230	5,375
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(c)	Value (000s)
Other Government Related - continued
JPMorgan Chase & Co.: - continued
3.125% 12/1/11 (FDIC Guaranteed) (g)		$ 520	$ 538
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (g)		21,887	22,680
TOTAL OTHER GOVERNMENT RELATED			198,021
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,951,430)			2,012,793
U.S. Government Agency - Mortgage Securities - 2.3%

Fannie Mae - 0.9%
1.953% 9/1/33 (i)		933	959
1.985% 4/1/36 (i)		174	179
2.032% 10/1/34 (i)		1,341	1,383
2.062% 11/1/35 (i)		877	901
2.073% 2/1/35 (i)		3,630	3,733
2.09% 7/1/35 (i)		660	685
2.73% 11/1/33 (i)		207	216
2.731% 5/1/35 (i)		1,540	1,619
2.805% 7/1/35 (i)		604	629
2.889% 2/1/35 (i)		2,537	2,650
2.963% 3/1/33 (i)		277	290
2.989% 10/1/35 (i)		171	177
2.99% 11/1/36 (i)		91	96
3.018% 1/1/35 (i)		480	500
3.079% 3/1/35 (i)		17,193	18,110
3.079% 7/1/35 (i)		445	465
3.213% 7/1/35 (i)		834	858
3.221% 7/1/35 (i)		1,324	1,380
3.26% 9/1/34 (i)		804	834
3.278% 4/1/36 (i)		659	691
3.391% 4/1/35 (i)		1,151	1,203
3.542% 2/1/37 (i)		1,543	1,612
3.546% 2/1/40 (i)		18,187	18,948
3.564% 11/1/36 (i)		497	519
3.6% 6/1/47 (i)		330	345
3.697% 6/1/36 (i)		93	97
3.863% 9/1/35 (i)		1,610	1,681
3.876% 5/1/35 (i)		633	661
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(c)	Value (000s)
Fannie Mae - continued
3.882% 9/1/36 (i)		$ 635	$ 663
3.95% 10/1/37 (i)		574	600
4% 9/1/13		358	368
4.031% 8/1/35 (i)		1,576	1,664
4.162% 10/1/35 (i)		2,826	2,938
4.777% 7/1/35 (i)		592	617
5% 1/1/14 to 5/1/22		188	199
5.032% 2/1/34 (i)		794	834
5.5% 5/1/15 to 7/1/40		810	869
5.544% 2/1/36 (i)		195	205
5.571% 4/1/36 (i)		1,182	1,238
5.707% 9/1/35 (i)		1,139	1,203
5.738% 5/1/36 (i)		256	269
5.883% 4/1/36 (i)		2,946	3,056
6% 6/1/16 to 10/1/16		217	235
6.074% 3/1/37 (i)		214	228
6.5% 12/1/12 to 9/1/32		3,012	3,324
7.5% 1/1/28		79	90
TOTAL FANNIE MAE			80,021
Freddie Mac - 0.4%
1.791% 3/1/37 (i)		1,182	1,210
1.866% 5/1/37 (i)		204	210
1.903% 3/1/35 (i)		344	352
2.54% 6/1/33 (i)		555	576
2.613% 12/1/33 (i)		1,115	1,163
2.624% 5/1/37 (i)		1,174	1,224
2.994% 5/1/35 (i)		1,083	1,131
3.026% 5/1/37 (i)		1,787	1,870
3.086% 4/1/37 (i)		220	230
3.097% 10/1/35 (i)		729	759
3.188% 1/1/35 (i)		1,432	1,499
3.269% 1/1/36 (i)		1,431	1,505
3.392% 3/1/37 (i)		215	222
3.395% 7/1/35 (i)		632	658
3.558% 10/1/36 (i)		762	791
3.95% 12/1/36 (i)		2,702	2,825
4.021% 5/1/37 (i)		163	171
4.221% 4/1/34 (i)		5,081	5,250
4.439% 2/1/36 (i)		135	142
4.5% 8/1/33		546	571
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(c)	Value (000s)
Freddie Mac - continued
4.744% 4/1/35 (i)		$ 1,424	$ 1,505
5.046% 1/1/37 (i)		886	935
5.06% 9/1/35 (i)		320	334
5.09% 7/1/35 (i)		380	399
5.138% 4/1/35 (i)		57	60
5.252% 2/1/36 (i)		38	40
5.462% 6/1/37 (i)		500	521
5.515% 1/1/36 (i)		471	492
5.515% 1/1/36 (i)		146	151
5.549% 3/1/36 (i)		1,909	1,989
5.554% 10/1/35 (i)		95	100
6.009% 6/1/37 (i)		65	69
6.122% 7/1/36 (i)		264	278
6.157% 6/1/37 (i)		167	176
6.23% 8/1/37 (i)		470	500
6.458% 2/1/37 (i)		151	159
6.5% 10/1/10 to 3/1/22		4,184	4,505
7.22% 4/1/37 (i)		9	9
8.5% 3/1/20		5	6
TOTAL FREDDIE MAC			34,587
Government National Mortgage Association - 1.0%
5.492% 4/20/60 (m)		8,890	9,854
5.5% 1/20/60 to 3/20/60 (m)		51,583	57,072
5.691% 10/20/59 (m)		13,149	14,555
7% 9/15/25 to 8/15/31		55	61
7.5% 2/15/22 to 8/15/28		102	115
8% 9/15/26 to 12/15/26		10	12
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			81,669
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $191,308)			196,277
Asset-Backed Securities - 0.1%

Amstel Corp. Loan Offering BV Series 2007-1 Class B, 1.009% 3/25/17 (i)	EUR	1,009	1,073
Auto ABS Compartiment Series 2006-1 Class B, 0.894% 7/25/17 (i)	EUR	500	585
Asset-Backed Securities - continued
		Principal Amount (000s)(c)	Value (000s)
Clock Finance BV Series 2007-1:
Class B2, 0.915% 2/25/15 (i)	EUR	700	$ 735
Class C2, 1.095% 2/25/15 (i)	EUR	400	366
Geldilux Ltd. Series 2007-TS Class C, 1.138% 9/8/14 (i)	EUR	400	381
Lambda Finance BV Series 2007-1X Class A2, 0.889% 9/20/31 (i)	EUR	379	440
Leek Finance PLC:
Series 17X Class A2A, 0.7875% 12/21/37 (i)	GBP	182	265
Series 18X Class BC, 1.129% 9/21/38 (i)	EUR	600	625
Promise K 2006-1 GmbH Series I 2006-1 Class D, 1.383% 3/10/17 (i)	EUR	1,000	289
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	3,539	5,669
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	73
TOTAL ASSET-BACKED SECURITIES (Cost $12,885)			10,501
Collateralized Mortgage Obligations - 1.5%

Private Sponsor - 0.0%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 0.953% 2/17/52 (i)	EUR	800	930
Granite Mortgages PLC 0.9675% 3/20/44 (i)	GBP	290	399
Shield BV Series 1 Class C, 1.034% 1/20/14 (i)	EUR	900	1,045
TOTAL PRIVATE SPONSOR			2,374
U.S. Government Agency - 1.5%
Fannie Mae:
floater Series 2006-56 Class PF, 0.6972% 7/25/36 (i)		7,371	7,339
Series 2006-127 Class FD, 0.6272% 7/25/36 (i)		6,814	6,762
Series 2006-44 Class FK, 0.7772% 6/25/36 (i)		2,595	2,590
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2005-56 Class F, 0.6372% 7/25/35 (i)		9,775	9,683
Series 2006-50 Class BF, 0.7472% 6/25/36 (i)		7,729	7,702
Series 2006-79 Class PF, 0.7472% 8/25/36 (i)		5,052	5,024
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		124	134
Series 2003-113 Class PE, 4% 11/25/18		1,515	1,610
Series 2003-70 Class BJ, 5% 7/25/33		890	974
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(c)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 2003-85 Class GD, 4.5% 9/25/18		$ 3,190	$ 3,454
Series 2004-80 Class LD, 4% 1/25/19		1,980	2,090
Series 2004-81 Class KD, 4.5% 7/25/18		3,035	3,260
Series 2005-52 Class PB, 6.5% 12/25/34		1,688	1,829
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		430	472
Series 2004-95 Class AN, 5.5% 1/25/25		1,417	1,534
Series 2005-117, Class JN, 4.5% 1/25/36		808	867
Series 2005-29 Class KA, 4.5% 2/25/35		1,990	2,113
Series 2006-72 Class CY, 6% 8/25/26		2,480	2,845
Series 2003-79 Class FC, 0.7972% 8/25/33 (i)		5,384	5,384
Series 2008-76 Class EF, 0.8472% 9/25/23 (i)		2,060	2,059
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		246	271
Series 2115 Class PE, 6% 1/15/14		71	75
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 0.8497% 1/15/30 (i)		1,147	1,148
Series 2630 Class FL, 0.8497% 6/15/18 (i)		104	106
Series 3346 Class FA, 0.5797% 2/15/19 (i)		9,072	9,077
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		469	508
Series 2381 Class OG, 5.5% 11/15/16		340	368
Series 2425 Class JH, 6% 3/15/17		607	661
Series 2628 Class OE, 4.5% 6/15/18		1,630	1,777
Series 2695 Class DG, 4% 10/15/18		3,865	4,117
Series 2831 Class PB, 5% 7/15/19		3,990	4,401
Series 2866 Class XE, 4% 12/15/18		5,780	6,079
Series 2996 Class MK, 5.5% 6/15/35		575	633
Series 3122 Class FE, 0.6497% 3/15/36 (i)		6,779	6,758
Series 3147 Class PF, 0.6497% 4/15/36 (i)		5,687	5,661
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		683	750
Series 2570 Class CU, 4.5% 7/15/17		140	146
Series 2572 Class HK, 4% 2/15/17		162	166
Series 2627:
Class BG, 3.25% 6/15/17		105	108
Class KP, 2.87% 12/15/16		87	90
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(c)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2668 Class AZ, 4% 9/15/18		$ 3,273	$ 3,534
Series 2860 Class CP, 4% 10/15/17		125	128
Series 2715 Class NG, 4.5% 12/15/18		2,155	2,347
Series 2863 Class DB, 4% 9/15/14		174	178
Ginnie Mae guaranteed REMIC pass-thru securities:
floater 0.6475% 1/20/31 (i)		3,717	3,721
Series 2003-42 Class FH, 0.7975% 5/20/33 (i)		1,433	1,437
Series 2004-59 Class FC, 0.6497% 8/16/34 (i)		2,815	2,805
0.6813% 8/1/60 (h)(i)(m)		2,276	2,276
TOTAL U.S. GOVERNMENT AGENCY			127,051
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $125,315)			129,425
Commercial Mortgage Securities - 0.1%

Bruntwood Alpha PLC Series 2007-1 Class A, 0.81% 1/15/17 (i)	GBP	500	635
Canary Wharf Finance II PLC Series 3MUK Class C2, 1.1644% 10/22/37 (i)	GBP	1,000	822
Enterprise Inns PLC 6.5% 12/6/18	GBP	785	950
European Property Capital 4 PLC Class C, 0.9347% 7/20/14 (i)	GBP	297	302
FCC Proudreed Properties Class A, 0.914% 8/18/17 (i)	EUR	505	522
German Residential Asset Note Distributor PLC Series 1 Class A, 0.884% 7/20/16 (i)	EUR	1,253	1,280
London & Regional Debt Securitisation No. 1 PLC Class A, 0.8609% 10/15/14 (i)	GBP	650	845
Opera Finance (CMH) PLC Class B, 0.944% 1/15/15 (i)	EUR	800	597
REC Plantation Place Ltd. Series 5 Class A, 0.8938% 7/25/16 (Reg. S) (i)	GBP	876	1,113
Silver Maple Investment Co. Ltd. Class 2A, 0.814% 4/30/14 (i)	EUR	700	803
Skyline BV Series 2007-1 Class D, 1.452% 7/22/43 (i)	EUR	1,100	724
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $12,275)			8,593
Foreign Government and Government Agency Obligations - 22.0%
		Principal Amount (000s)(c)	Value (000s)
Arab Republic of Egypt:
5.75% 4/29/20 (f)		$ 3,190	$ 3,206
6.875% 4/30/40 (f)		1,895	1,838
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		9,802	6,592
par 2.5% 12/31/38 (e)		7,920	2,812
0.389% 8/3/12 (i)		3,746	3,442
7% 3/28/11		118,815	117,145
7% 9/12/13		82,325	71,650
Bahamian Republic 6.95% 11/20/29 (f)		3,095	3,095
Banco Central del Uruguay:
value recovery A rights 1/2/21 (l)		1,000,000	0
value recovery B rights 1/2/21 (l)		750,000	0
Barbados Government 7.25% 12/15/21 (f)		3,491	3,700
Brazilian Federative Republic:
6% 9/15/13		992	1,039
8.25% 1/20/34		2,095	2,765
8.75% 2/4/25		2,310	3,130
11% 8/17/40		8,770	11,774
12.25% 3/6/30		3,235	5,661
12.5% 1/5/22	BRL	9,215	5,779
Canadian Government:
2.5% 6/1/15	CAD	93,800	88,817
3.5% 6/1/20	CAD	66,650	64,819
5% 6/1/37	CAD	24,700	28,551
Cayman Island Government 5.95% 11/24/19 (f)		1,855	1,855
Central Bank of Nigeria warrants 11/15/20 (a)		2,750	495
Colombian Republic:
7.375% 9/18/37		5,300	6,214
10.375% 1/28/33		2,220	3,219
11.75% 2/25/20		2,235	3,313
Congo Republic 3% 6/30/29 (e)		16,255	8,615
Croatia Republic 6.75% 11/5/19 (f)		2,785	2,889
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (f)		2,925	3,005
8.25% 10/24/12 (f)		4,175	4,446
Dominican Republic:
1.5704% 8/30/24 (i)		4,983	4,086
7.5% 5/6/21 (f)		4,405	4,537
9.04% 1/23/18 (f)		3,793	4,210
Ecuador Republic 5% 2/28/25		1,580	1,011
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(c)	Value (000s)
El Salvador Republic:
7.375% 12/1/19 (f)		$ 1,865	$ 2,033
7.65% 6/15/35 (Reg. S)		3,285	3,482
7.75% 1/24/23 (Reg. S)		1,900	2,081
8.25% 4/10/32 (Reg. S)		1,435	1,579
Finnish Government 3.375% 4/15/20	EUR	6,150	7,854
French Republic:
OAT:
3.5% 4/25/20	EUR	53,700	68,034
4.5% 4/25/41	EUR	16,900	23,573
2% 7/12/15	EUR	45,800	56,045
4% 4/25/60	EUR	5,750	7,523
Gabonese Republic 8.2% 12/12/17 (f)		5,400	5,731
Georgia Republic 7.5% 4/15/13		5,810	6,013
German Federal Republic:
1.25% 9/16/11	EUR	450	555
2.25% 4/10/15	EUR	55,450	70,266
3% 7/4/20	EUR	32,935	41,811
3.5% 4/8/11	EUR	21,100	26,400
4.75% 7/4/40	EUR	23,000	35,980
Ghana Republic:
8.5% 10/4/17 (f)		5,945	6,242
14.99% 3/11/13	GHS	2,630	1,802
Hungarian Republic 6.25% 1/29/20		3,965	3,886
Indonesian Republic:
5.875% 3/13/20 (f)		6,015	6,339
6.625% 2/17/37 (f)		4,700	4,935
6.875% 3/9/17 (f)		2,845	3,208
6.875% 1/17/18 (f)		5,385	6,072
7.75% 1/17/38 (f)		4,510	5,322
8.5% 10/12/35 (Reg. S)		4,790	6,035
11.625% 3/4/19 (f)		4,145	5,948
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		12,840	11,941
Italian Republic:
3.5% 6/1/14	EUR	29,100	36,549
3.75% 8/1/15	EUR	21,150	26,740
4% 9/1/20	EUR	24,200	29,409
4.25% 8/1/13	EUR	15,750	20,244
4.25% 3/1/20	EUR	30,350	37,721
5% 9/1/40	EUR	24,500	29,836
Japan Government:
0.4% 5/15/11	JPY	8,733,200	99,011
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(c)	Value (000s)
Japan Government: - continued
1.3% 6/20/20	JPY	3,375,000	$ 38,941
2.1% 9/20/29	JPY	2,550,000	30,189
2.2% 9/20/39	JPY	2,115,000	25,322
Lithuanian Republic:
6.75% 1/15/15 (f)		2,895	3,028
7.375% 2/11/20 (f)		3,680	3,860
Ontario Province 4.4% 6/2/19	CAD	9,900	9,671
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (f)		2,160	2,511
Peruvian Republic:
3% 3/7/27 (e)		900	745
7.35% 7/21/25		2,635	3,158
Philippine Republic:
6.5% 1/20/20		2,960	3,256
9.5% 2/2/30		2,140	2,894
10.625% 3/16/25		2,040	2,943
Polish Government 5% 10/19/15		1,165	1,225
Republic of Iraq 5.8% 1/15/28 (Reg. S)		9,225	7,472
Republic of Serbia 6.75% 11/1/24 (f)		19,464	18,637
Russian Federation:
3.625% 4/29/15 (f)		1,600	1,550
5% 4/29/20 (f)		8,000	7,750
7.5% 3/31/30 (Reg. S)		62,146	70,147
12.75% 6/24/28 (Reg. S)		8,740	14,640
Turkish Republic:
5.625% 3/30/21		3,170	3,130
6.75% 4/3/18		5,860	6,417
6.75% 5/30/40		4,395	4,408
6.875% 3/17/36		12,320	12,720
7% 9/26/16		7,190	8,008
7.25% 3/15/15		1,000	1,118
7.25% 3/5/38		8,050	8,634
7.375% 2/5/25		13,955	15,683
7.5% 7/14/17		7,085	8,077
11.875% 1/15/30		2,570	4,154
UK Treasury GILT:
2.75% 1/22/15	GBP	13,200	20,299
4% 9/7/16	GBP	420	680
4.25% 12/7/40	GBP	28,850	43,570
4.5% 9/7/34	GBP	39,580	61,849
4.75% 3/7/20	GBP	25,325	42,173
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		18,725	18,725
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(c)	Value (000s)
Ukraine Government:
6.385% 6/26/12 (f)		$ 1,845	$ 1,827
6.75% 11/14/17 (f)		5,725	5,310
United Mexican States:
5.125% 1/15/20		3,170	3,321
5.625% 1/15/17		3,328	3,661
6.05% 1/11/40		3,180	3,355
7.5% 4/8/33		1,770	2,213
8.3% 8/15/31		1,710	2,300
Uruguay Republic:
6.875% 9/28/25		1,675	1,868
8% 11/18/22		7,512	9,051
Venezuelan Republic:
oil recovery rights 4/15/20 (l)		3,260	82
1.3072% 4/20/11 (Reg. S) (i)		36,605	33,860
5.375% 8/7/10 (Reg. S)		28,542	28,328
7% 3/31/38		4,180	2,195
8.5% 10/8/14		5,905	4,606
9% 5/7/23 (Reg. S)		20,260	12,561
9.25% 9/15/27		13,370	9,192
9.375% 1/13/34		4,855	3,034
10.75% 9/19/13		15,498	13,638
13.625% 8/15/18		17,330	15,164
Vietnamese Socialist Republic:
1.2103% 3/12/16 (i)		1,672	1,488
4% 3/12/28 (e)		11,700	9,594
6.75% 1/29/20 (f)		4,150	4,275
6.875% 1/15/16 (f)		2,565	2,725
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,802,695)			1,855,142
Supranational Obligations - 0.1%

Eurasian Development Bank 7.375% 9/29/14 (f)		5,370	5,571
European Investment Bank 11.25% 12/2/11 (f)	ZMK	11,600,000	2,331
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $7,911)			7,902
Common Stocks - 1.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Intermet Corp. (a)(n)	113,725	$ 0
Remy International, Inc. (a)	40,800	408
Media - 0.3%
Charter Communications, Inc. Class A (a)	102,806	3,629
Haights Cross Communications, Inc. (a)	8,267	61
Haights Cross Communications, Inc. warrants 3/11/13 (a)	11,481	32
HMH Holdings, Inc. (a)(n)	2,590,144	14,893
HMH Holdings, Inc. warrants 3/9/17 (a)	636,272	318
RDA Holding Co. (a)	262,974	5,259
RDA Holding Co. warrants 2/19/14 (a)(n)	9,559	0
SuperMedia, Inc. (a)	7,045	129
Virgin Media, Inc. warrants 1/10/11 (a)	6	0
		24,321
TOTAL CONSUMER DISCRETIONARY		24,729
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,430	7
Airlines - 0.1%
Delta Air Lines, Inc. (a)	811,153	9,531
Building Products - 0.2%
Nortek, Inc. (a)	266,722	11,202
Nortek, Inc. warrants 12/7/14 (a)	7,154	15
		11,217
Marine - 0.0%
US Shipping Partners Corp. (a)	12,063	0
US Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
TOTAL INDUSTRIALS		20,755
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(n)	546,000	0
MagnaChip Semiconductor LLC (a)	392,246	55
Spansion, Inc. Class A (a)	185,206	3,021
		3,076
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.4%
Chemicals - 0.3%
Celanese Corp. Class A	8,316	$ 207
Georgia Gulf Corp. (a)	591,147	7,886
LyondellBasell Industries NV:
Class A (a)	468,693	7,569
Class B (a)	429,456	6,936
		22,598
Containers & Packaging - 0.1%
Constar International, Inc. (a)	25,200	198
Smurfit-Stone Container Enterprises, Inc. (a)	316,306	7,829
		8,027
Metals & Mining - 0.0%
Aleris International, Inc. (a)(n)	38,307	1,341
Rathgibson Acquisition Co. LLC Class A (a)(n)	286,500	2,666
		4,007
TOTAL MATERIALS		34,632
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	133
TOTAL COMMON STOCKS (Cost $121,261)		83,325
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 4.50%	7,500	573
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC, Inc. 7.00% (f)	21,976	17,031
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00% (a)	119	$ 0*
TOTAL NONCONVERTIBLE PREFERRED STOCKS		17,031
TOTAL PREFERRED STOCKS (Cost $12,183)		17,604
Floating Rate Loans - 5.4%
	Principal Amount (000s)(c)
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.3%
Visteon Corp. term loan 4.426% 6/13/13 (b)(i)	$ 20,095	21,502
Automobiles - 0.0%
AM General LLC:
Credit-Linked Deposit 3.3472% 9/30/12 (i)	37	33
Tranche B, term loan 3.4472% 9/30/13 (i)	700	616
		649
Diversified Consumer Services - 0.2%
ServiceMaster Co.:
term loan 2.8946% 7/24/14 (i)	6,299	5,732
Tranche DD, term loan 2.85% 7/24/14 (i)	649	590
Thomson Learning Tranche B, term loan 3.03% 7/5/14 (i)	12,770	10,982
		17,304
Hotels, Restaurants & Leisure - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 2.2602% 2/16/14 (b)(i)	140	105
Las Vegas Sands LLC:
term loan 2.1% 5/23/14 (i)	145	128
Tranche B, term loan 2.05% 5/23/14 (i)	717	634
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.8202% 6/14/13 (i)	41	35
term loan 2.8798% 6/14/14 (i)	421	360
		1,262
Media - 0.7%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.35% 3/6/14 (i)	18,601	17,230
Floating Rate Loans - continued
	Principal Amount (000s)(c)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.6009% 6/12/14 (i)	$ 25,204	$ 22,810
Idearc, Inc. term loan 11% 12/31/15 (i)	1,422	1,223
Univision Communications, Inc. Tranche 1LN, term loan 2.5972% 9/29/14 (i)	21,066	17,485
		58,748
Specialty Retail - 0.4%
Burlington Coat Factory Warehouse Corp. term loan 2.6655% 5/28/13 (i)	6,637	6,189
Michaels Stores, Inc.:
Tranche B1, term loan 2.7606% 10/31/13 (i)	9,277	8,651
Tranche B2, term loan 5.0106% 7/31/16 (i)	21,789	20,972
		35,812
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 2.5972% 4/4/14 (i)	1,580	1,454
TOTAL CONSUMER DISCRETIONARY		136,731
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Venoco, Inc. Tranche 2LN, term loan 4.375% 5/7/14 (i)	379	334
FINANCIALS - 0.8%
Commercial Banks - 0.1%
CIT Group, Inc.:
term loan 13% 1/20/12 (i)	1,466	1,512
Tranche A, term loan 9.5% 1/20/12 (i)	7,169	7,312
		8,824
Diversified Financial Services - 0.2%
Clear Channel Capital I LLC Tranche B, term loan 3.9972% 1/29/16 (i)	14,588	11,160
MGM Holdings II, Inc. Tranche B, term loan 20.5% 4/8/12 (b)(i)	2,223	1,001
		12,161
Real Estate Management & Development - 0.5%
Realogy Corp.:
Credit-Linked Deposit 3.2013% 10/10/13 (i)	3,097	2,671
Tranche 2LN, term loan 13.5% 10/15/17	12,670	13,177
Floating Rate Loans - continued
	Principal Amount (000s)(c)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
Tranche B, term loan 3.2915% 10/10/13 (i)	$ 11,504	$ 9,922
Tranche DD, term loan 3.2927% 10/10/13 (i)	21,396	17,973
		43,743
TOTAL FINANCIALS		64,728
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.5972% 4/10/14 (i)	2,043	1,808
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 6.2878% 2/21/13 (i)	83	78
Tranche 2LN, term loan 10.5378% 2/21/14 (i)	140	119
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 6.1% 3/28/14 (i)	70	67
		264
Airlines - 0.4%
Delta Air Lines, Inc.:
Tranche 1LN, term loan 8.75% 9/27/13 (i)	466	468
Tranche 2LN, term loan 3.5478% 4/30/14 (i)	10,212	9,089
Northwest Airlines Corp. Tranche A, term loan 2.29% 12/31/18 (i)	10,303	8,449
United Air Lines, Inc. Tranche B, term loan 2.3572% 2/1/14 (i)	12,436	10,788
US Airways Group, Inc. term loan 2.8128% 3/23/14 (i)	8,665	6,845
		35,639
Commercial Services & Supplies - 0.1%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.45% 2/7/15 (i)	650	569
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (i)	5,740	5,683
Tranche 2LN, term loan 7% 3/17/16 (i)	4,210	4,157
		10,409
Industrial Conglomerates - 0.1%
Sequa Corp. term loan 3.5651% 12/3/14 (i)	12,187	11,029
Floating Rate Loans - continued
	Principal Amount (000s)(c)	Value (000s)
INDUSTRIALS - continued
Machinery - 0.1%
Dresser, Inc. Tranche 2LN, term loan 6.1951% 5/4/15 pay-in-kind (i)	$ 4,050	$ 3,726
Road & Rail - 0.2%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (i)	14,809	13,661
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 3.7844% 11/30/14 (b)(i)	810	146
TOTAL INDUSTRIALS		74,874
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
Tranche B A1, term loan 2.5528% 10/1/14 (i)	984	912
Tranche B A2, term loan 2.5972% 10/1/14 (i)	2,113	1,960
Tranche B A3, term loan 2.6038% 10/1/14 (i)	2,465	2,286
Tranche B-A, term loan 2.5417% 10/1/14 (i)	3,423	3,175
Tranche B-B, term loan 2.5409% 10/1/12 (i)	3,290	3,134
		11,467
Semiconductors & Semiconductor Equipment - 0.4%
Freescale Semiconductor, Inc. term loan 4.6038% 12/1/16 (i)	22,098	19,391
Spansion, Inc. term loan 7.5% 2/1/15 (i)	11,631	11,485
		30,876
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 2.5334% 6/11/14 (i)	11,772	11,183
Tranche 2LN, term loan 6.2834% 6/11/15 (i)	1,790	1,665
Open Solutions, Inc. term loan 2.445% 1/23/14 (i)	232	202
		13,050
TOTAL INFORMATION TECHNOLOGY		55,393
MATERIALS - 0.4%
Chemicals - 0.2%
Chemtura Corp. term loan 6% 2/1/11 (i)	1,335	1,328
Momentive Performance Materials, Inc. Tranche B1, term loan 2.625% 12/4/13 (i)	15,007	13,431
Floating Rate Loans - continued
	Principal Amount (000s)(c)	Value (000s)
MATERIALS - continued
Chemicals - continued
Tronox Worldwide LLC:
Tranche B 1LN, term loan 9% 9/20/10 (i)	$ 1,281	$ 1,298
Tranche B 2LN, term loan 9% 9/20/10 (i)	344	349
		16,406
Containers & Packaging - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 2.3497% 4/3/15 (i)	16,961	15,010
Metals & Mining - 0.0%
Aleris International, Inc. Tranche B 1LN, term loan 4.25% 12/19/13 (b)(i)	633	1
Paper & Forest Products - 0.0%
White Birch Paper Co.:
term loan 12% 12/1/10 (i)	308	305
Tranche 1LN, term loan 7% 5/8/14 (b)(i)	1,487	149
Tranche DD, term loan 5.884% 12/1/10 (i)(o)	107	106
		560
TOTAL MATERIALS		31,977
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Wind Telecomunicazioni SpA:
Tranche 2LN, term loan 7.6577% 3/21/15 (i)	2,840	2,826
Tranche B 1LN, term loan 3.6577% 5/26/13 (i)	1,280	1,254
Tranche C 1LN, term loan 4.6577% 5/26/14 (i)	1,280	1,254
		5,334
Wireless Telecommunication Services - 0.2%
Digicel International Finance Ltd. term loan 3.0625% 3/30/12 (i)	1,272	1,221
Intelsat Jackson Holdings Ltd. term loan 3.2915% 2/1/14 (i)	17,225	15,847
		17,068
TOTAL TELECOMMUNICATION SERVICES		22,402
Floating Rate Loans - continued
	Principal Amount (000s)(c)	Value (000s)
UTILITIES - 0.8%
Electric Utilities - 0.8%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.8509% 10/10/14 (i)	$ 25,118	$ 18,525
Tranche B2, term loan 3.9754% 10/10/14 (i)	30,795	22,634
Tranche B3, term loan 3.8509% 10/10/14 (i)	35,411	25,850
		67,009
TOTAL FLOATING RATE LOANS (Cost $412,636)		455,256
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation - Citibank 1.4375% 12/14/19 (i) (Cost $5,085)	6,864	6,040
Fixed-Income Funds - 3.3%
	Shares
Fidelity Floating Rate Central Fund (j) (Cost $222,459)	2,938,290	274,818
Preferred Securities - 0.6%
	Principal Amount (000s)(c)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%	$ 16,730	17,036
Net Servicos de Comunicacao SA 9.25% (f)	13,900	14,053
		31,089
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Pemex Project Funding Master Trust 7.75%	17,676	17,754
TOTAL PREFERRED SECURITIES (Cost $47,782)		48,843
Other - 0.0%
	Principal Amount (000s)(c)	Value (000s)
Other - 0.0%
Delta Air Lines ALPA Claim (a)	$ 8,380	$ 168
Idearc, Inc. Claim (a)	1,675	0
TOTAL OTHER (Cost $91)		168
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 0.20% (k) (Cost $364,529)	364,529,325	364,529
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $8,058,260)		8,367,089
NET OTHER ASSETS (LIABILITIES) - 0.9%		79,685
NET ASSETS - 100%		$ 8,446,774
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	$ 6,000	(1,157)
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
GHS	-	Ghana cedi
JPY	-	Japanese yen
RUB	-	Russian ruble
ZMK	-	Zambian kwacha
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,104,762,000 or 13.1% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $198,021,000 or 2.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(l) Quantity represents share amount.
(m) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,901,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 41,642
Intermet Corp.	1/7/05 - 1/13/05	$ 2,153
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 1,520
RDA Holding Co. warrants 2/19/14	2/27/07	$ 3,000

(o) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $65,000 and $65,000, respectively. The coupon rate will be determined at time of settlement.

* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 316
Fidelity Floating Rate Central Fund	5,353
Total	$ 5,669
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 366,878	$ 22,010	$ 116,003	$ 274,818	10.1%
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 24,729	$ 3,758	$ 20,152	$ 819
Energy	573	-	573	-
Financials	17,031	-	17,031	-
Industrials	20,755	20,733	15	7
Information Technology	3,076	3,021	-	55
Materials	34,632	30,625	1,341	2,666
Telecommunication Services	-	-	-	-
Utilities	133	133	-	-
Corporate Bonds	2,895,873	-	2,890,581	5,292
U.S. Government and Government Agency Obligations	2,012,793	-	2,012,793	-
U.S. Government Agency - Mortgage Securities	196,277	-	196,277	-
Asset-Backed Securities	10,501	-	10,212	289
Collateralized Mortgage Obligations	129,425	-	129,425	-
Commercial Mortgage Securities	8,593	-	7,958	635
Foreign Government and Government Agency Obligations	1,855,142	-	1,854,397	745
Supranational Obligations	7,902	-	7,902	-
Floating Rate Loans	455,256	-	455,255	1
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Sovereign Loan Participations	$ 6,040	$ -	$ 6,040	$ -
Fixed-Income Funds	274,818	274,818	-	-
Preferred Securities	48,843	-	48,843	-
Other	168	-	-	168
Money Market Funds	364,529	364,529	-	-
Total Investments in Securities:	$ 8,367,089	$ 697,617	$ 7,658,795	$ 10,677
Derivative Instruments:
Liabilities
Swap Agreements	$ (1,157)	$ -	$ (1,157)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 12,556
Total Realized Gain (Loss)	2
Total Unrealized Gain (Loss)	2,296
Cost of Purchases	1,935
Proceeds of Sales	(1,096)
Amortization/Accretion	216
Transfers in to Level 3	6,181
Transfers out of Level 3	(11,413)
Ending Balance	$ 10,677
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ 2,296

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ -	$ (1,157)
Total Value of Derivatives	$ -	$ (1,157)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	66.6%
Canada	3.0%
Bermuda	2.9%
Argentina	2.8%
United Kingdom	2.4%
Japan	2.4%
Italy	2.3%
Germany	2.2%
France	2.0%
Venezuela	1.8%
Netherlands	1.3%
Luxembourg	1.1%
Russia	1.1%
Turkey	1.0%
Others (Individually Less Than 1%)	7.1%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $4,917,000 all of which will expire on December 31, 2016. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,471,272)	$ 7,727,742
Fidelity Central Funds (cost $586,988)	639,347
Total Investments (cost $8,058,260)		$ 8,367,089
Cash		11,927
Foreign currency held at value (cost $43)		42
Receivable for investments sold		234,463
Receivable for fund shares sold		20,164
Dividends receivable		2
Interest receivable		104,045
Distributions receivable from Fidelity Central Funds		990
Other receivables		54
Total assets		8,738,776

Liabilities
Payable for investments purchased Regular delivery	$ 256,671
Delayed delivery	2,276
Payable for fund shares redeemed	17,476
Distributions payable	6,648
Unrealized depreciation on swap agreements	1,157
Accrued management fee	3,939
Distribution fees payable	2,555
Other affiliated payables	1,148
Other payables and accrued expenses	132
Total liabilities		292,002

Net Assets		$ 8,446,774
Net Assets consist of:
Paid in capital		$ 8,034,247
Undistributed net investment income		122,563
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(17,269)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		307,233
Net Assets		$ 8,446,774

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,826,204 ÷ 314,003 shares)	$ 12.19

Maximum offering price per share (100/96.00 of $12.19)	$ 12.70
Class T: Net Asset Value and redemption price per share ($1,508,962 ÷ 123,888 shares)	$ 12.18

Maximum offering price per share (100/96.00 of $12.18)	$ 12.69
Class B: Net Asset Value and offering price per share ($332,075 ÷ 27,183 shares)A	$ 12.22

Class C: Net Asset Value and offering price per share ($1,467,275 ÷ 120,652 shares)A	$ 12.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,312,258 ÷ 106,602 shares)	$ 12.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 2,938
Interest		246,403
Income from Fidelity Central Funds		5,669
Total income		255,010

Expenses
Management fee	$ 23,450
Transfer agent fees	6,259
Distribution fees	15,219
Accounting fees and expenses	751
Custodian fees and expenses	204
Independent trustees' compensation	14
Registration fees	249
Audit	55
Legal	52
Miscellaneous	54
Total expenses before reductions	46,307
Expense reductions	(2)	46,305
Net investment income		208,705
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,259
Fidelity Central Funds	(5,406)
Foreign currency transactions	(1,403)
Swap agreements	295
Total net realized gain (loss)		20,745
Change in net unrealized appreciation (depreciation) on: Investment securities	(13,473)
Assets and liabilities in foreign currencies	(201)
Swap agreements	(1,310)
Total change in net unrealized appreciation (depreciation)		(14,984)
Net gain (loss)		5,761
Net increase (decrease) in net assets resulting from operations		$ 214,466

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 208,705	$ 393,364
Net realized gain (loss)	20,745	149,167
Change in net unrealized appreciation (depreciation)	(14,984)	1,216,485
Net increase (decrease) in net assets resulting from operations	214,466	1,759,016
Distributions to shareholders from net investment income	(167,781)	(327,674)
Distributions to shareholders from net realized gain	(9,927)	(66,147)
Total distributions	(177,708)	(393,821)
Share transactions - net increase (decrease)	266,927	1,449,870
Total increase (decrease) in net assets	303,685	2,815,065

Net Assets
Beginning of period	8,143,089	5,328,024
End of period (including undistributed net investment income of $122,563 and undistributed net investment income of $81,639, respectively)	$ 8,446,774	$ 8,143,089

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.13	$ 9.77	$ 11.62	$ 11.76	$ 11.54	$ 11.93
Income from Investment Operations
Net investment income E	.315	.681	.600	.616	.600	.571
Net realized and unrealized gain (loss)	.015	2.345	(1.826)	(.019)	.248	(.255)
Total from investment operations	.330	3.026	(1.226)	.597	.848	.316
Distributions from net investment income	(.255)	(.566)	(.554)	(.607)	(.583)	(.551)
Distributions from net realized gain	(.015)	(.100)	(.070)	(.130)	(.045)	(.155)
Total distributions	(.270)	(.666)	(.624)	(.737)	(.628)	(.706)
Net asset value, end of period	$ 12.19	$ 12.13	$ 9.77	$ 11.62	$ 11.76	$ 11.54
Total Return B, C, D	2.74%	31.74%	(10.98)%	5.22%	7.54%	2.75%
Ratios to Average Net Assets F, H
Expenses before reductions	1.01% A	1.01%	1.02%	1.01%	.97%	.99%
Expenses net of fee waivers, if any	1.01% A	1.01%	1.02%	1.01%	.97%	.99%
Expenses net of all reductions	1.01% A	1.01%	1.02%	1.01%	.97%	.99%
Net investment income	5.20% A	6.14%	5.49%	5.27%	5.18%	4.92%
Supplemental Data
Net assets, end of period (in millions)	$ 3,826	$ 3,725	$ 2,174	$ 1,931	$ 954	$ 647
Portfolio turnover rate G	238% A	202%	255%	149%	81%	109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.12	$ 9.77	$ 11.62	$ 11.76	$ 11.54	$ 11.92
Income from Investment Operations
Net investment income E	.315	.675	.607	.620	.594	.564
Net realized and unrealized gain (loss)	.015	2.341	(1.832)	(.021)	.248	(.245)
Total from investment operations	.330	3.016	(1.225)	.599	.842	.319
Distributions from net investment income	(.255)	(.566)	(.555)	(.609)	(.577)	(.544)
Distributions from net realized gain	(.015)	(.100)	(.070)	(.130)	(.045)	(.155)
Total distributions	(.270)	(.666)	(.625)	(.739)	(.622)	(.699)
Net asset value, end of period	$ 12.18	$ 12.12	$ 9.77	$ 11.62	$ 11.76	$ 11.54
Total Return B, C, D	2.74%	31.64%	(10.97)%	5.24%	7.49%	2.77%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.01%	.99%	1.02%	1.05%
Expenses net of fee waivers, if any	1.00% A	1.01%	1.01%	.99%	1.02%	1.05%
Expenses net of all reductions	1.00% A	1.01%	1.01%	.99%	1.02%	1.05%
Net investment income	5.21% A	6.14%	5.50%	5.29%	5.13%	4.86%
Supplemental Data
Net assets, end of period (in millions)	$ 1,509	$ 1,579	$ 1,337	$ 1,983	$ 2,049	$ 1,427
Portfolio turnover rate G	238% A	202%	255%	149%	81%	109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.16	$ 9.80	$ 11.65	$ 11.79	$ 11.57	$ 11.95
Income from Investment Operations
Net investment income E	.273	.600	.525	.533	.511	.486
Net realized and unrealized gain (loss)	.014	2.348	(1.831)	(.022)	.247	(.249)
Total from investment operations	.287	2.948	(1.306)	.511	.758	.237
Distributions from net investment income	(.212)	(.488)	(.474)	(.521)	(.493)	(.462)
Distributions from net realized gain	(.015)	(.100)	(.070)	(.130)	(.045)	(.155)
Total distributions	(.227)	(.588)	(.544)	(.651)	(.538)	(.617)
Net asset value, end of period	$ 12.22	$ 12.16	$ 9.80	$ 11.65	$ 11.79	$ 11.57
Total Return B, C, D	2.37%	30.72%	(11.60)%	4.44%	6.70%	2.06%
Ratios to Average Net Assets F, H
Expenses before reductions	1.71% A	1.72%	1.76%	1.74%	1.76%	1.78%
Expenses net of fee waivers, if any	1.71% A	1.72%	1.75%	1.74%	1.75%	1.75%
Expenses net of all reductions	1.71% A	1.72%	1.75%	1.74%	1.75%	1.75%
Net investment income	4.50% A	5.43%	4.76%	4.54%	4.40%	4.16%
Supplemental Data
Net assets, end of period (in millions)	$ 332	$ 348	$ 267	$ 335	$ 342	$ 342
Portfolio turnover rate G	238% A	202%	255%	149%	81%	109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.10	$ 9.76	$ 11.60	$ 11.74	$ 11.53	$ 11.91
Income from Investment Operations
Net investment income E	.269	.597	.517	.526	.503	.475
Net realized and unrealized gain (loss)	.016	2.327	(1.817)	(.020)	.238	(.246)
Total from investment operations	.285	2.924	(1.300)	.506	.741	.229
Distributions from net investment income	(.210)	(.484)	(.470)	(.516)	(.486)	(.454)
Distributions from net realized gain	(.015)	(.100)	(.070)	(.130)	(.045)	(.155)
Total distributions	(.225)	(.584)	(.540)	(.646)	(.531)	(.609)
Net asset value, end of period	$ 12.16	$ 12.10	$ 9.76	$ 11.60	$ 11.74	$ 11.53
Total Return B, C, D	2.37%	30.60%	(11.59)%	4.42%	6.57%	1.99%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75% A	1.75%	1.79%	1.78%	1.81%	1.82%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.79%	1.78%	1.81%	1.82%
Expenses net of all reductions	1.75% A	1.75%	1.79%	1.78%	1.81%	1.82%
Net investment income	4.46% A	5.40%	4.72%	4.50%	4.34%	4.09%
Supplemental Data
Net assets, end of period (in millions)	$ 1,467	$ 1,336	$ 800	$ 866	$ 683	$ 540
Portfolio turnover rate G	238% A	202%	255%	149%	81%	109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 9.87	$ 11.72	$ 11.86	$ 11.63	$ 12.02
Income from Investment Operations
Net investment income D	.332	.710	.635	.652	.627	.599
Net realized and unrealized gain (loss)	.012	2.361	(1.835)	(.027)	.252	(.262)
Total from investment operations	.344	3.071	(1.200)	.625	.879	.337
Distributions from net investment income	(.269)	(.591)	(.580)	(.635)	(.604)	(.572)
Distributions from net realized gain	(.015)	(.100)	(.070)	(.130)	(.045)	(.155)
Total distributions	(.284)	(.691)	(.650)	(.765)	(.649)	(.727)
Net asset value, end of period	$ 12.31	$ 12.25	$ 9.87	$ 11.72	$ 11.86	$ 11.63
Total Return B, C	2.83%	31.92%	(10.67)%	5.42%	7.76%	2.91%
Ratios to Average Net Assets E, G
Expenses before reductions	.77% A	.78%	.78%	.77%	.79%	.81%
Expenses net of fee waivers, if any	.77% A	.78%	.78%	.77%	.79%	.81%
Expenses net of all reductions	.77% A	.78%	.78%	.76%	.79%	.80%
Net investment income	5.44% A	6.37%	5.73%	5.52%	5.36%	5.10%
Supplemental Data
Net assets, end of period (in millions)	$ 1,312	$ 1,156	$ 750	$ 889	$ 655	$ 520
Portfolio turnover rate F	238% A	202%	255%	149%	81%	109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC) FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is

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3. Significant Accounting Policies - continued

Security Valuation - continued

included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, market discount, partnerships (including allocations from

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 609,292
Gross unrealized depreciation	(216,253)
Net unrealized appreciation (depreciation)	$ 393,039

Tax cost	$ 7,974,050

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of

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4. Operating Policies - continued

Loans and Other Direct Debt Instruments - continued

insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. At the end of the period, the Fund had unfunded loan commitments of $65.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including swap agreements in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swap Agreements	$ 295	$ (1,310)
Totals (a)	$ 295	$ (1,310)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund

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5. Derivative Instruments - continued

Interest Rate Swaps - continued

entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $6,316,578 and $6,001,004, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 4,672	$ -
Class T	-%	.25%	1,949	-
Class B	.65%	.25%	1,551	1,163
Class C	.75%	.25%	7,047	2,119
			$ 15,219	$ 3,282

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 273
Class T	67
Class B*	363
Class C*	117
$ 820

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,768.15
Class T	1,138.15
Class B	343.20
Class C	985.14
Institutional Class	1,025.17
	$ 6,259

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $16 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Class A	$ 78,047	$ 145,916
Class T	32,606	74,724
Class B	5,970	13,400
Class C	24,255	45,479
Institutional Class	26,903	48,155
Total	$ 167,781	$ 327,674
From net realized gain
Class A	$ 4,406	$ 30,314
Class T	1,929	12,897
Class B	429	2,829
Class C	1,691	10,891
Institutional Class	1,472	9,216
Total	$ 9,927	$ 66,147

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Class A
Shares sold	61,022	138,915	$ 745,778	$ 1,553,818
Reinvestment of distributions	5,848	14,252	71,424	161,349
Shares redeemed	(60,017)	(68,424)	(731,073)	(752,938)
Net increase (decrease)	6,853	84,743	$ 86,129	$ 962,229
Class T
Shares sold	13,022	30,555	$ 159,006	$ 335,869
Reinvestment of distributions	2,488	7,202	30,376	80,594
Shares redeemed	(21,849)	(44,403)	(266,574)	(485,844)
Net increase (decrease)	(6,339)	(6,646)	$ (77,192)	$ (69,381)
Class B
Shares sold	3,589	8,165	$ 43,989	$ 90,422
Reinvestment of distributions	413	1,115	5,053	12,582
Shares redeemed	(5,464)	(7,847)	(66,931)	(85,639)
Net increase (decrease)	(1,462)	1,433	$ (17,889)	$ 17,365
Class C
Shares sold	20,476	43,623	$ 249,744	$ 485,642
Reinvestment of distributions	1,592	3,723	19,392	42,110
Shares redeemed	(11,809)	(18,979)	(144,084)	(205,293)
Net increase (decrease)	10,259	28,367	$ 125,052	$ 322,459
Institutional Class
Shares sold	26,817	46,051	$ 331,005	$ 519,754
Reinvestment of distributions	1,628	3,632	20,083	41,290
Shares redeemed	(16,203)	(31,328)	(200,261)	(343,846)
Net increase (decrease)	12,242	18,355	$ 150,827	$ 217,198

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

12. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

SII-USAN-0810
1.787776.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 2, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 2, 2010